As filed with the Securities and Exchange Commission on January 5, 2016

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 503	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 505	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar
Morgan, Lewis & Bockius LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue NW	245 Park Avenue, 35th Floor
Washington, DC 20004	New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

January 5, 2016

International Equity ETFs

WisdomTree Trust

WisdomTree International Equity ETFs*

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

*	Principal U.S. Listing Exchange: BATS Exchange, Inc.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree Dynamic Currency Hedged Japan Equity Fund

Fund Summary

Investment Objective

The WisdomTree Dynamic Currency Hedged Japan Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Japan Equity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.48%
Fee Waivers**	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers**	0.43%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.
**	WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed to limit the Management Fee to 0.43% through January 5, 2017, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the “Trust”) for any reason at any time.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$44	$149

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a dividend weighted index designed to provide exposure to Japanese equity securities while at the same time dynamically hedging currency exposure to fluctuations between the value of the Japanese yen and the U.S. dollar. The Index consists of the equity securities of dividend-paying companies within the WisdomTree International Equity Index, which defines the dividend paying universe of companies in the industrialized world, excluding Canada and the United States, that are incorporated in Japan and traded on the Tokyo Stock Exchange. To be eligible for inclusion in the Index, a company must meet the following criteria: (i) payment of at least $5 million in cash dividends on shares of common stock in the annual

2	WisdomTree Trust Prospectus

cycle prior to the annual Index screening date; (ii) market capitalization of at least $100 million as of the Index screening date; (iii) average daily dollar trading volume of at least $100,000 for the three months preceding the Index screening date; and (iv) trading of at least 250,000 shares per month for each of the six months preceding the Index screening date.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any single security in the Index is capped at 5% and the maximum weight of any one sector in the Index is capped at 25%. In response to market conditions and/or the application of volume factor adjustments, as discussed below, security and sector weights may fluctuate above their specified caps between annual Index screening dates.

In addition, the Index methodology includes volume factor adjustments such that if a component security does not meet certain trading volume thresholds, the security will either be eliminated from inclusion in the Index or its weight in the Index will be reduced and reallocated pro rata among the other securities.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of January 5, 2016, a significant portion of the Index is comprised of companies in the consumer discretionary, financial, and industrial sectors.

The Index dynamically hedges currency fluctuations in the relative value of the Japanese yen against the U.S. dollar, ranging from a 0% to 100% hedge. The Index determines and adjusts the hedge ratio on the Japanese yen on a monthly basis using three equally-weighted, quantitative signals: interest rate differentials, momentum, and value. Interest rate differentials are determined by measuring the difference in interest rates, as implied in one month foreign exchange (FX) forwards, between the Japanese yen and the U.S. dollar. Momentum is the relative price momentum of the foreign currency as determined by comparing two moving average signals on the historically observed U.S. dollar spot rates over 10 and 240 business day periods. Value is the relative purchasing power of the foreign currency as determined with reference to the foreign currency spot rate over 20 business days as compared to the latest purchasing power parity (PPP) numbers as published by the Office of Economic Cooperation and Development (OECD). This approach is designed to limit losses related to currency as the Japanese yen depreciates against the U.S. dollar while participating in gains related to currency when the Japanese yen appreciates against the U.S. dollar, thereby seeking to have the Fund benefit from such currency movements while reducing the volatility associated with currency returns.

The Index applies an applicable published currency forward rate to the Japanese yen to hedge against fluctuations in the relative value of the Japanese yen against the U.S. dollar pursuant to the applicable hedge ratio. The Fund expects to use forward currency contracts or futures contracts to the extent the Japanese yen is hedged.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares

WisdomTree Trust Prospectus	3

is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.

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Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

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Currency Exchange Rate Risk. The Fund’s strategies associated with currency hedging per the currency hedge ratios determined by the quantitative signals set forth in the Fund’s principal investment strategy may not be successful. Further, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to the non-U.S. currencies may not be hedged to the extent indicated by any or all of the quantitative signals. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

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Derivatives Risk. The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Financial Sector Risk. The Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

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Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, relatively high unemployment, an aging and declining population and large government debt. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States has historically been Japan’s largest single trading partner, but a significant portion of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and/or China and other Southeast Asian countries, including economic, political or social

4	WisdomTree Trust Prospectus

instability in such countries, could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

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Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally, each of which may negatively impact the Fund’s investments.

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Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies represented in the Index may not perform as intended. There can be no assurance that the Fund’s hedging transactions, if implemented, will be effective.

■

Industrial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the industrial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector consists of, for example, aerospace and defense, construction and engineering, and machinery companies as well as airlines and air freight, railroad, and trucking companies. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

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Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

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Mid-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Models and Data Risk. The composition of the Index is heavily dependent on quantitative models and data from one or more third parties and the Index may not perform as intended.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

The Fund is new and therefore does not have a performance history.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since inception.

WisdomTree Trust Prospectus	5

Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been a portfolio manager of the Fund since inception.

Thomas J. Durante, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been a portfolio manager of the Fund since inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as BATS Exchange, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

6	WisdomTree Trust Prospectus

Additional Information About the Fund

Additional Information About the Fund’s Investment Objective. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index, which was developed by WisdomTree Investments. The Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Additional Information About the Fund’s Investment Strategies. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., investments connoted by the Index). The Fund anticipates meeting this policy because, under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, such as depositary receipts based on component securities. WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation.

The quantity of holdings in the Fund using a representative sampling strategy will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from the Index and consequently the attributes of the Index, such as sectors, industries or countries represented in the Index and weightings, may change. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index or to reflect various corporate actions or other changes to the Index. Further, the Fund may overweight or underweight securities in the Index, purchase or sell securities not in the Index, or utilize various combinations of other available techniques, in seeking to track the Index.

For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The Index dynamically hedges currency fluctuations in the relative value of the Japanese yen against the U.S. dollar using quantitative signals to determine hedge ratios on the Japanese yen. While currency hedging seeks to reduce or eliminate losses from currency, it can also reduce or eliminate gains from currency to the extent a currency hedge is applied at an inopportune time.

Index. The Index is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in the Index is based on dividends paid over the prior annual cycle, a measure of fundamental value. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities. The Index is weighted based on the annual cash dividends paid over the prior annual cycle by companies in the Index, which means that securities of companies that pay higher amounts of cash dividends generally will be more heavily weighted in the Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends.

Other Investment Information. The Fund may invest in other investments that the Fund believes will help it track the Index, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies), forward contracts, futures contracts, options on futures contracts, options and swaps.

The Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company, to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows the Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. The Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, the Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by the Fund.

Additional Principal Risk Information About the Fund

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

WisdomTree Trust Prospectus	7

Cash Redemption Risk

When the Fund’s investment strategy requires it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Currency Exchange Rate Risk

Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

The Fund employs various strategies associated with currency hedging per the currency hedge ratios determined by the quantitative signals set forth in the Fund’s principal investment strategy. However, these strategies may not be successful. In addition, even if all three quantitative signals indicate that the currency should be fully hedged or partially hedged, the Fund may not be fully hedged or hedged to the extent indicated by a quantitative signal in order to minimize transaction costs or for other reasons.

Derivatives Risk

Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or currency exchange rate. Derivatives include forward currency contracts, futures contracts, currency swaps, interest rate swaps, total return swaps and credit linked notes. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The risks of forward currency contracts include but are not limited to the risk that the counterparty will default on its obligations. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. The risks of swaps include but are not limited to the potential to increase or decrease the overall volatility of the Fund’s investments and its share price. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. The risks of credit linked notes include but are not limited to default by the issuer and the underlying reference asset or entity. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as market risk and issuer-specific risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

8	WisdomTree Trust Prospectus

Foreign Securities Risk

Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed.

Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries. Foreign securities also include American Depositary Receipts (“ADRs”) which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Geographic Investment Risk

To the extent that the Fund’s Index invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Investments in Japan

Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies or other events, such as natural disasters, could have a negative impact on Japanese securities.

Geopolitical Risk

Some countries and regions in which the Fund invests have experienced security concerns, war, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis. Each of the foregoing may negatively impact the Fund’s investments.

Hedging Risk

Derivatives used by the Fund to offset its exposure to foreign currencies represented in the Index may not perform as intended. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. Since the derivatives used by the Fund to offset foreign currency exposure are generally reset on a monthly basis, currency risk can develop intra-month. There can be no assurance that the Fund’s hedging transactions, if implemented, will be effective. The Fund does not attempt to mitigate other factors which may have a greater impact on the Fund’s equity holdings and its performance than currency exposure.

WisdomTree Trust Prospectus	9

Investment Risk

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk

The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Market Risk

The trading prices of equity securities, fixed income securities, currencies and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk

Mid-Capitalization Investing

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Large-Capitalization Investing

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Models and Data Risk

The Index, and particularly the currency hedge portion of the Index, is heavily dependent on quantitative models and data from one or more third parties. Errors with respect to the quality, accuracy and/or completeness of the models or resulting or related data may lead to a currency hedge that would have been different had information been correct and complete. Similarly, any hedging based on faulty models and/or data may prove to be unsuccessful. If the Index reflects such errors, the Fund’s currency hedge can also be expected to reflect such errors. Therefore, gains, losses or costs associated with the Index’s errors will generally be borne by the Fund and its shareholders. As market dynamics shift over time, the models used as a basis for the methodology of the Index may become outdated or inaccurate. Such models are based, at least in part, on historical factors and trends associated with them. There can be no assurance that such trends will be reflected in future currency, interest rate, purchasing power, security or market values or movements. Further, the models used as a basis for the methodology of the Index may not achieve the intended results (and, accordingly, the Fund may not behave as expected in seeking to track the Index) and/or the Index may underperform more traditional indices, including unhedged or fully hedged versions.

Non-Correlation Risk

As with all index funds, the performance of the Fund and the Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational

10	WisdomTree Trust Prospectus

inefficiencies, not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index and may be subject to pricing differences, differences in the timing of dividend accruals, operational inefficiencies and the need to meet various new or existing regulatory requirements. For example, it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund. The Fund may be subject to foreign ownership limitations and, as a result, may not be able to invest in certain securities to the same extent as the Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with the Index. The Fund uses a representative sampling strategy and generally can be expected to have a greater non-correlation risk, and this risk may be heightened during times of increased market volatility or other unusual market conditions.

Non-Diversification Risk

The Fund is considered to be non-diversified, which means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Sector Risks

Consumer Discretionary Sector Risk

The consumer discretionary sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns. Companies in the consumer discretionary sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Financial Sector Risk

The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

Industrial Sector Risk

The industrial sector consists of, for example, aerospace and defense, construction and engineering, and machinery companies as well as airlines and air freight, railroad, and trucking companies. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Shares of the Fund May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will not materially differ from the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s shares and/or during periods of market volatility. Because securities held by a Fund trade on foreign exchanges that are closed when a Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Additional Non-Principal Risk Information

Trading. Although the Fund’s shares are listed for trading on BATS Exchange, Inc. (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in

WisdomTree Trust Prospectus	11

shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Securities Lending. Although the Fund is indemnified by the Fund’s lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Fund bears the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, the Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events could also trigger negative tax consequences for the Fund.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, the Fund will disclose its complete portfolio holdings as of the end of its fiscal year (June 30) and its second fiscal quarter (December 31) in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of WisdomTree Trust (the “Trust”) and the Fund. WisdomTree Asset Management is a registered investment adviser with offices located at 245 Park Avenue, 35th Floor, New York, New York 10167, and is a leader in ETF management. As of September 30, 2015, WisdomTree Asset Management had assets under management totaling approximately $52.74 billion. WisdomTree Investments* is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for the Fund. The Adviser provides proactive oversight of the Sub-Adviser, defined below, daily monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and regular review of the Sub-Adviser’s performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. For its services, WisdomTree Asset Management expects to receive fees from the Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
WisdomTree Dynamic Currency Hedged Japan Equity Fund	0.48	%*
*	WisdomTree Asset Management has contractually agreed to limit the Management Fee to 0.43% through January 5, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Under the Investment Advisory Agreement for the Fund, WisdomTree Asset Management has agreed to pay generally all expenses of the Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement will be available in the Trust’s Annual Report to Shareholders for the fiscal year June 30, 2016.

Sub-Adviser

Mellon Capital Management Corporation (“Mellon Capital”) is responsible for the day-to-day management of the Fund. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. As of September 30, 2015, Mellon Capital had assets under management totaling approximately $350 billion (including $3 billion in overlay). Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon, a publicly traded financial holding company. Mellon Capital chooses the portfolio investments of the Fund and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Fund.

The basis for the Board of Trustees’ approval of the Fund’s Sub-Advisory Agreement will be available in the Trust’s Annual Report to Shareholders for the fiscal year June 30, 2016.

WisdomTree Asset Management, as the investment adviser for the Fund, may hire one or more sub-advisers to oversee the day-to-day activities of the Fund. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of the Index and the Fund.

WisdomTree Trust Prospectus	13

Portfolio Managers

The Fund is managed by Mellon Capital’s Equity Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Ms. Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers responsible for overseeing all passive equity funds, including ETFs. She is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. in Finance from San Francisco State University. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. She is also a member of the S&P Index Advisory Panel and Russell Index Advisory Board.

Mr. Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is responsible for refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. Mr. Brown graduated with an M.B.A. from California State University at Hayward and is a member of the CFA Institute and the CFA Society of San Francisco. He has over 20 years of investment experience.

Mr. Thomas J. Durante, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Mr. Durante worked in the fund accounting department for The Dreyfus Corporation. Mr. Durante attained the Chartered Financial Analyst designation. Mr. Durante graduated with a B.A. in Accounting from Fairfield University and is a member of the CFA Institute and the CFA Society of Pittsburgh. He has over 30 years of investment experience.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

14	WisdomTree Trust Prospectus

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Fund through brokers. Shares of the Fund trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of the Fund is disseminated every 15 seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real time” update of the Fund’s NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Fund and/or amortized cost for securities with remaining maturities of 60 days or less. The Fund, the Adviser and their affiliates are not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, each Fund generally values: (i) equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) short-term debt securities with remaining maturities of 60 days or less at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. In addition, each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Fund intends to pay out dividends on a quarterly basis. Nonetheless, the Fund may not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains to investors annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares

WisdomTree Trust Prospectus	15

registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETF, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. The Fund reserves the right to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions;

■	You sell Fund shares; and

■	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates

16	WisdomTree Trust Prospectus

applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. However, to the extent the Fund lends its securities and receives substitute dividend payments, such payments are not expected to generate qualified dividend income when distributed to shareholders. Since the Fund’s income is derived primarily from investments other than the stock of U.S. corporations, it is not expected that dividends paid by the Fund will qualify for the dividends-received deduction for corporate shareholders.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Fund (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant who does not mark-to-market its holding upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

WisdomTree Trust Prospectus	17

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Foreign Investments by the Fund

Dividends, interest, and other income received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund may need to file special claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of the Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If the Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

Distribution

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount and NAV Information

Information regarding the Fund’s NAV and how often shares of the Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter will be available at www.wisdomtree.com.

Additional Notices

Listing Exchange

Shares of the Fund are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of the Index or the data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund, owners of the shares, or any other person or entity from the use of the Index or the data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree and the Fund

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names

18	WisdomTree Trust Prospectus

of the Fund. WisdomTree Investments has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing, or calculating the Index. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable. WisdomTree and the Fund do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation. WisdomTree Investments has contracted with an independent calculation agent to calculate the Index.

Financial Highlights

Financial information for the Fund will be available after the Fund has completed a fiscal year of operations.

WisdomTree Trust Prospectus	19

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

The Fund’s current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance after the first fiscal year the Fund is in operation.

To make shareholder inquiries, for more detailed information on the Fund or to request the SAI or annual or semi-annual shareholder reports (once available) free of charge, please:

Call:	1-866-909-9473 Monday through Friday 9:00 a.m. to 6:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Visit:	www.wisdomtree.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2016 WisdomTree Trust

WisdomTree Funds are distributed by

Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

WisdomTree® is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864 WIS-PR-076-0116

WISDOMTREE® TRUST

WisdomTree Dynamic Currency Hedged Japan Equity Fund

Ticker: DDJP

Principal U.S. Listing Exchange: BATS Exchange, Inc.

STATEMENT OF ADDITIONAL INFORMATION

January 5, 2016

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (“Prospectus”) for the WisdomTree Dynamic Currency Hedged Japan Equity Fund (the “Fund”), a separate series of WisdomTree Trust (the “Trust”), as may be revised from time to time.

The current Prospectus for the Fund is dated January 5, 2016. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Fund’s most recent Annual Report to Shareholders (File No. 811-21864). When available, you may obtain a copy of the Fund’s Annual Report at no charge by request to the Fund at the address or phone number noted below.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

A copy of the Prospectus for the Fund may be obtained, without charge, by calling 1-866-909-9473, visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Japan Equity Index (the “Index”), which is designed to provide exposure to Japanese equity securities while at the same time dynamically hedging currency exposure to fluctuations between the value of the Japanese yen and the U.S. dollar. The Index is created using proprietary methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), the investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital” or the “Sub-Adviser”) is the investment sub-adviser to the Fund. The Adviser and the Sub-Adviser may be referred to together as the “Advisers”. Foreside Fund Services, LLC serves as the distributor (the “Distributor”) of the shares of the Fund.

The Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units” or “Creation Unit Aggregations”). Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Shares of the Fund are listed on a national securities exchange, such as BATS Exchange, Inc. (the “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Index and the Fund.

INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the Fund’s additional investment policies and the different types of investments that may be made by the Fund as a part of its non-principal investment strategies. With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation. The Fund is new and therefore portfolio turnover information is not yet available.

The Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. The Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

The Fund is considered “non-diversified,” as such term is used in the 1940 Act.

The Fund’s investment strategy, known as “indexing,” may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to more actively managed investment strategies.

GENERAL RISKS

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

An investment in the Fund should be made with the understanding that the Fund attempts to minimize or “hedge” against changes in the value of the U.S. dollar against foreign currencies in accordance with the currency hedge ratios determined by quantitative signals based on interest rate differentials, valuations and relative price momentum of the foreign currencies compared to the U.S. dollar.

Although all of the securities in the Index are generally listed on one or more major non-U.S. stock exchange, there can be no guarantee that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil starting in late 2008 and volatility has continued to be experienced in the markets. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

BORROWING. Although the Fund does not intend to borrow money as part of its principal investment strategies, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a fund may borrow up to 33% of its net assets, but under normal market conditions, the Fund does not expect to borrow greater than 10% of the Fund’s net assets. The Fund will borrow only for short-term or emergency purposes. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CURRENCY EXCHANGE RATE RISK. Investments denominated in non-U.S. currencies and investments in securities or derivatives that provide exposure to such currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates.

The Fund uses various strategies associated with currency hedging per the currency hedge ratios determined by quantitative signals based on interest rate differentials, valuations and relative price momentum of the foreign currencies compared to the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the non-U.S. currencies may not be hedged to the extent indicated by any or all of the quantitative signals.

CYBERSECURITY RISK. Investment companies, such as the Fund, and its service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser, Sub-Adviser, accountant, custodian, transfer agent, index provider, market makers, Authorized Participants and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of Authorized Participant transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund could incur extraordinary expenses for cyber security risk management purposes, prevention and/or resolution. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

FOREIGN SECURITIES RISK. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks (including restrictions on the transfers of securities). With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries. Foreign securities also include American Depositary Receipts (“ADRs”) which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets. In addition, the Fund may change its creation or redemption procedures without notice in connection with restrictions on the transfer of securities. For more information on creation and redemption procedures, see “Creation and Redemption of Creation Unit Aggregations” herein.

LACK OF DIVERSIFICATION. The Fund is considered to be “non-diversified.” A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. As a result, the Fund may invest more of its total assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to the Fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s foreign currency gains as nonqualifying income, which might jeopardize the Fund’s status as a RIC for all years to which the regulations are applicable. If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by the Fund is set forth below.

CURRENCY TRANSACTIONS. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Fund invests in various types of currency contracts to hedge against changes in the value of the U.S. dollar against foreign currencies.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value to the extent they are not agreed to be carried forward to another expiration date (i.e., rolled over).

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If the Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of the Fund’s return with the performance of its underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DEPOSITARY RECEIPTS. To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may be in the form of Depositary Receipts or other similar securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar arrangement. Non-Voting Depository Receipts (“NVDRs”) are receipts issued in Thailand that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. NVDRs are tradable on the Stock Exchange of Thailand.

The Fund will not generally invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored; however, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.

DERIVATIVES. The Fund will use derivative instruments as part of its investment strategies. The Fund will not use derivatives to increase leverage and the Fund will provide margin or collateral, as applicable, with respect to investments in derivatives in such amounts as determined under applicable law, regulatory guidance, or related interpretations.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions in a manner consistent with the 1940 Act.

For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. The Fund treats deliverable forward contracts for currencies that are liquid as the equivalent of “cash settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify these policies in the future.

Effective April 24, 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) revised, among other things, CFTC Rule 4.5 and rescinded CFTC Rule 4.13(a)(4). The CFTC has adopted amendments to its regulations of commodity pool operators (“CPOs”) managing funds registered under the 1940 Act that “harmonize” the SEC’s and the CFTC’s regulatory schemes. The adopted amendments to the CFTC regulations allow CPOs to registered investment companies to satisfy certain recordkeeping, reporting and disclosure requirements that would otherwise apply to them under Part 4 of the CFTC’s regulations by continuing to comply with comparable SEC requirements. To the extent that the CFTC recordkeeping, disclosure and reporting requirements deviate from the comparable SEC requirements, such deviations are not expected to materially adversely affect the ability of the Fund to continue to operate and achieve its investment objectives. If, however, these requirements or future regulatory changes result in the Fund having difficulty in achieving its investment objectives, the Trust may determine to reorganize or close the Fund, materially change the Fund’s investment objectives and strategies, or operate the Fund as a regulated commodity pool pursuant to WisdomTree Asset Management’s CPO registration.

With regard to the Fund, WisdomTree Asset Management will continue to claim relief from the definition of CPO under revised CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, WisdomTree Asset Management may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of such Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps.

Swap Agreements. The Fund may enter into swap agreements, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the euro). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. The Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price.

Futures, Options and Options on Futures Contracts. The Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the Fund’s underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options is unlimited.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

EQUITY SECURITIES. The Fund will invest in equity securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and, therefore, may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of the Fund’s shares to decline.

EXCHANGE TRADED PRODUCTS. The Fund may invest in exchange traded products (“ETPs”), which include exchange traded funds registered under the 1940 Act, exchange traded commodity trusts and exchange traded notes. The Adviser may receive management or other fees from the ETPs in which the Fund may invest (“Affiliated ETPs”), as well as a management fee for managing the Fund. It is possible that a conflict of interest among the Fund and Affiliated ETPs could affect how the Adviser fulfills its fiduciary duties to the Fund and the Affiliated ETPs. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. The Fund may invest in new ETPs or ETPs that have not yet established a deep trading market at the time of investment. Shares of such ETPs may experience limited trading volume and less liquidity, in which case the spread (the difference between bid price and ask price) may be higher.

EXCHANGE TRADED FUNDS. The Fund may invest in ETFs. ETFs are investment companies that trade like stocks on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund that invests in an ETF indirectly bears fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. Investments in ETFs are also subject to brokerage and other trading costs that could result in greater expenses for the Fund.

EXCHANGE-TRADED NOTES. The Fund may invest in exchange traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

FINANCIAL SECTOR INVESTMENTS. The Fund may engage in transactions with or invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate-related companies. There can be no guarantee that these strategies may be successful. The Fund may lose money as a result of defaults or downgrades within the financial sector.

Events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt obligations. Issuers that have exposure to real estate, mortgage and credit markets have been particularly affected. It is uncertain whether or how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

Rule 12d3-1 under the 1940 Act limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of the fund’s total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in the fund owning more than 5% of the issuer’s outstanding securities in that class; and (3) for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest their holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

FIXED INCOME SECURITIES. The Fund may invest in fixed income securities, such as corporate debt, bonds and notes. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes.

FUTURE DEVELOPMENTS. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

ILLIQUID SECURITIES. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser or Sub-Adviser has not deemed such securities to be liquid. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, the Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 15% of its net assets invested in illiquid securities.

INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of other investment companies (including money market funds and certain ETPs). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies although the Fund may invest in excess of these limits in affiliated ETPs. The Fund may purchase or otherwise invest in shares of affiliated ETFs and affiliated money market funds.

MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The Fund invests primarily in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, the Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the Fund may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Japan

Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies or other events, such as natural disasters, could have a negative impact on Japanese securities.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in the securities of real estate investment trusts (“REITs”) to the extent allowed by law. Risks associated with investments in securities of REITs include decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to maintain exemption from the 1940 Act, and, for U.S. REITs, the possibility of failing to qualify for the favorable U.S. federal income tax treatment available to U.S. REITs under the Code. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LENDING. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, money market funds, or U.S. government securities at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.

TRACKING STOCKS. The Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

U.S. GOVERNMENT SECURITIES. The Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. Such obligations may be short-, intermediate- or long-term. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and the Sub-Adviser’s role in implementing such guidelines.

The Sub-Adviser, through its participation in The Bank of New York Mellon (“BNY Mellon”) Proxy Policy Committee (“PPC”), has adopted a proxy voting policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, the Sub-Adviser seeks to act solely in the best financial and economic interest of the applicable client. The Sub-Adviser will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, the Sub-Adviser will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take action on issues. The Sub-Adviser recognizes its duty to vote proxies in the best interests of its clients. The Sub-Adviser seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, predetermined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors. Further, the Sub-Adviser and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Sub-Adviser’s voting guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in policies on specific issues. Items that can be categorized under these voting guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under these voting guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Sub-Adviser may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.

A complete copy of the Sub-Adviser’s proxy voting policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next year and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Fund, when filed, may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Fund, including the Advisers. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Fund, regulations of the Fund’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” with respect to the Fund is any day on which the Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Daily access to the Fund’s portfolio holdings with no lag time is permitted to personnel of the Advisers, the Distributor and the Fund’s administrator (the “Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

The Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

WISDOMTREE INDEX DESCRIPTION

A description of the Index is provided in the Fund’s Prospectus under “Principal Investment Strategies of the Fund” with certain additional details provided below. Additional information about the Index, including the components and weightings of the Index, as well as the rules that govern inclusion and weighting in the Index, is available at www.wisdomtree.com.

WisdomTree Dynamic Currency Hedged Japan Equity Index

Number of Components: approximately 979

Annual Index Screening Date. The Index is “rebalanced” or “reconstituted” on an annual basis. New securities are added to the Index only on the annual screening date. The annual screening date of the Index takes place in June of each year.

During the annual screening date, securities are screened to determine whether they comply with WisdomTree’s proprietary Index methodology and are eligible to be included in the Index. This date is sometimes referred to as the “Index measurement date” or the “Screening Point.” Based on this screening, securities that meet Index requirements are added to the Index, and securities that do not meet such requirements are dropped from the Index. In response to market conditions, security, country and sector weights may fluctuate above or below a specified cap between annual Index screening dates.

Dynamic Currency Hedging Quantitative Signals. WisdomTree Investments has entered into a licensing agreement with Record Currency Management Limited (“Record”) to provide rules-based signals used to determine the rules-based Index’s dynamic currency hedge ratio on a monthly basis. The Fund is not sponsored, endorsed, sold or promoted by Record. Record has licensed certain rights to WisdomTree Investments, as the index provider to the Fund, and Record is providing no investment advice to the Fund or its Advisers. Record makes no representation or warranty, expressed or implied, to the owners of the Fund regarding any associated risks or the advisability of investing in the Fund.

Applying the Calculated Volume Factor Adjustment. After applying the initial Index eligibility criteria screens and weighting scheme, each Index component’s “calculated volume factor” is determined. The calculated volume factor is the security’s average daily dollar trading volume for the three months preceding the Index screening date divided by the security’s weight in the Index. If a component security’s calculated volume factor is:

■	at least $400 million, the security is included in the Index and its weight in the Index is not reduced.

■

less than $200 million, the security is deleted from the Index and its weight is allocated pro rata among the remaining component securities. For example, if a security’s weight in the Index is 2%, but its calculated volume factor is only $100 million, the security is deleted from the Index. Accordingly, 2% of the Index’s weight would be reallocated among the other Index components on a pro rata basis.

■

$200 million or more, but less than $400 million, the security’s weight in the Index will be reduced. The component security’s reduced weight is calculated by dividing its calculated volume factor by $400 million and multiplying this fraction by the company’s weight. For example, if a security’s weight in the Index is 2%, but its calculated volume factor is only $300 million, the security’s weight in the Index is reduced to 1.5% (i.e., the outcome of dividing $300 million by $400 million and multiplying by 2%). The reduction in weight is reallocated pro rata among the other component securities in the Index. Accordingly, 0.5% of the Index’s weight would be reallocated among the other Index components on a pro rata basis.

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal to or greater than 24% of the Index, its weighting will be reduced at the close of the current calendar quarter, and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of the Index, when added together, exceed 50% of the Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability. The Index is calculated only on an end-of-day basis due to differences in time zone and the fact that these markets are not open during the Listing Exchange’s market hours.

Changes to the Index Methodology. The Index is governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtree.com/etfs/index-notices.aspx prior to implementation. Sixty days’ notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Fund, WisdomTree Investments has retained an unaffiliated third party to calculate the Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. The Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote, provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Fund’s underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisers, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisers are responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of the Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board periodically with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Advisory Agreements and Sub-Advisory Agreements with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, term of office, number of portfolios overseen, and principal occupations and other directorships held during the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, New York 10167.

The Chairman of the Board, Victor Ugolyn, is not an interested person of the Fund as that term is defined in the 1940 Act. The Board is composed of a super-majority (83.3%) of Trustees who are not interested persons of the Fund (i.e., “Independent Trustees”). There is an Audit Committee, Governance and Nominating Committee, and Contracts Review Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees of the Fund constitute a super-majority of the Board, the assets under management of the Fund, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chair of the Board.

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee During Past 5 Years

Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005 – present; President, 2005 – present	President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2012; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2005.	90	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management.

Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014 – present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	90	Trustee, Vericimetry Funds (2011 to 2014); Director, Bennett Group of Funds (2011 to 2013); Trustee, del Rey Global Investors Funds (2011 to 2012).

Joel Goldberg** (1945)	Trustee, 2012 – present	Attorney, Of Counsel since 2014 at Stroock & Stroock & Lavan LLP (“Stroock”); Attorney, Partner at Stroock from 2010 to 2013; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	90	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006 – present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	90	None

Melinda A. Raso Kirstein (1955)	Trustee, 2014 – present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	90	Associate Alumnae of Douglass College, Member of Investment Committee.

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee During Past 5 Years

Victor Ugolyn (1947)	Trustee, 2006 – present; Chairman of the Board, 2006 – present	Private Investor from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	90	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame.

Officers of the Trust

Jonathan Steinberg**** (1964)	President, 2005 – present; Trustee, 2005 – present	President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2012; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2005.	90

David Castano**** (1971)	Treasurer, 2013 –present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	90

Ryan Louvar**** (1972)	Secretary and Chief Legal Officer, 2013 – present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	90

Sarah English**** (1977)	Assistant Secretary, 2013 – present	Counsel, WisdomTree Asset Management, Inc. since 2010; Attorney, NYFIX, Inc. 2006 to 2009.	90

Terry Jane Feld**** (1960)	Chief Compliance Officer, 2012 – present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management, Inc. since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	90

Clint Martin**** (1977)	Assistant Treasurer since 2015	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012; Vice President of Legg Mason & Co. and served as Assistant Treasurer from 2010 to 2012 and Assistant Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.	90

*	Chair of the Audit Committee.
**	Chair of the Contracts Review Committee.
***	Chair of the Governance and Nominating Committee.
****	Elected by and serves at the pleasure of the Board.
+	As of January 5, 2016.

Audit Committee. Ms. Raso Kirstein and Messrs. Chrencik and Ugolyn, each an Independent Trustee, are members of the Board’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accounting firm. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and to receive reports regarding the Trust’s internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended June 30, 2015, the Audit Committee held six meetings.

Governance and Nominating Committee. Ms. Massaro and Messrs. Goldberg and Ugolyn, each an Independent Trustee, are members of the Board’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance and Nominating Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance and Nominating Committee. During the fiscal year ended June 30, 2015, the Governance and Nominating Committee held two meetings.

Contracts Review Committee. Ms. Massaro and Messrs. Goldberg and Ugolyn, each an Independent Trustee, are members of the Board’s Contracts Review Committee. The principal responsibilities of the Contracts Review Committee are to provide assistance to the Board in fulfilling its responsibilities under Section 15 of the 1940 Act, and other applicable Sections, rules and interpretative guidance related thereto, with respect to reviewing the performance of, and reasonableness of fees paid to, the Adviser, Sub-Adviser, and core service providers for each series of the Trust, and to make recommendations to the Board regarding the contractual arrangements for such services. On March 12, 2014, the Board created the Contracts Review Committee. The Board has adopted a written charter for the Contracts Review Committee. During the fiscal year ended June 30, 2015, the Contracts Review Committee held four meetings.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees is qualified to serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees is qualified to serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Steinberg is qualified to serve as Trustee of the Fund because of the experience he has gained as President, Chief Executive Officer and director of WisdomTree Investments and the Adviser, his knowledge of and experience in the financial services industry, and the experience he has gained serving as President and Trustee of the Trust since 2005.

The Board has concluded that Mr. Chrencik is qualified to serve as Trustee of the Fund because of the experience he gained as an audit partner of a public accounting firm as well as his experience in and knowledge of the financial services industry, including his service as the chief financial officer of a hedge fund and his prior service as a board member of several other investment funds, and the experience he has gained serving as an Independent Trustee of the Trust since 2014.

The Board has concluded that Mr. Goldberg is qualified to serve as Trustee of the Fund because of the experience he has gained as a member of the staff of the SEC, including his service as Director of the SEC’s Division of Investment Management, his experience as legal counsel for many mutual funds, investment advisers, and independent directors, as well as the experience he has gained serving as an Independent Trustee of the Trust since 2012.

The Board has concluded that Ms. Massaro is qualified to serve as Trustee of the Fund because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as an Independent Trustee of the Trust since 2006.

The Board has concluded that Ms. Raso Kirstein is qualified to serve as Trustee of the Fund because of her experience in and knowledge of the financial services industry, including her service as a vice president, senior portfolio manager of fixed income management and director of tax exempt fund research of an investment advisory firm, as well as the experience she has gained serving as an Independent Trustee of the Trust since 2014.

The Board has concluded that Mr. Ugolyn is qualified to serve as Trustee of the Fund because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his experience as a member of the Board of Directors of The New York Society of Security Analysts, Inc., his service as chairman for another mutual fund family, and the experience he has gained serving as an Independent Trustee and Chairman of the Board of the Trust since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust collectively own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies**
Interested Trustee
Jonathan L. Steinberg	None	Over $100,000

Independent Trustees
David G. Chrencik	None	Over $100,000
Joel H. Goldberg	None	Over $100,000
Toni M. Massaro	None	Over $100,000
Melinda A. Raso Kirstein	None	Over $100,000
Victor Ugolyn	None	Over $100,000

*	Values based on Trustees’ ownership as of date of this SAI.
**	These values are based on the Trustees’ ownership as of December 31, 2014.

Board Compensation. The following table sets forth the compensation paid by the Trust to each Trustee for the fiscal year ended June 30, 2015.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
Jonathan Steinberg	$0	None	None	$0

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
David Chrencik	$249,700	None	None	$249,700
Joel Goldberg	$249,700	None	None	$249,700
Melinda Raso Kirstein	$249,700	None	None	$249,700
Toni Massaro	$227,000	None	None	$227,000
Victor Ugolyn	$340,500	None	None	$340,500

*	The Trust is the only trust in the “Fund Complex.”

Control Persons and Principal Holders of Securities. Because the Fund is new there were no beneficial owners as of the date of this SAI.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and WisdomTree Asset Management (the “Investment Advisory Agreement”). WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 245 Park Avenue, 35th Floor, New York, New York 10167.

Under the Investment Advisory Agreement, WisdomTree Asset Management is responsible for the overall management and administration of the Trust. WisdomTree Asset Management provides an investment program for the Fund. The Adviser also provides proactive oversight of the Sub-Adviser, defined below, daily monitoring of the Sub-Adviser’s buying and selling of securities for the Fund and regular review of the Sub-Adviser’s performance. In addition, the Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Fund to operate. The Fund pays WisdomTree Asset Management a fee equal to 0.48% of the Fund’s average daily net assets. WisdomTree Asset Management has contractually agreed to limit the Management Fee to 0.43% through January 5, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Pursuant to the Investment Advisory Agreement, WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WisdomTree Asset Management. The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WisdomTree Asset Management.

Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to the Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The Adviser, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided, that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser. Mellon Capital Management Corporation (“Mellon Capital”) is sub-adviser to the Fund and is responsible for the day-to-day management of the Fund. Mellon capital, a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon, a publicly traded financial holding company. Mellon Capital chooses the portfolio investments of the Fund and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Fund.

The Sub-Adviser believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Sub-Adviser from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Sub-Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Fund’s Sub-Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Sub-Advisory Agreement is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers. The Fund is managed by the Sub-Adviser’s Equity Index Strategies portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Karen Q. Wong, Richard A. Brown, and Thomas J. Durante.

Including the WisdomTree ETFs, as of September 30, 2015, the Sub-Adviser’s Index Fund Management team managed 116 registered investment companies with approximately $108 billion in assets; 93 pooled investment vehicles with approximately $77 billion in assets; and 69 other accounts with approximately $93 billion in assets.

Portfolio Manager Fund Ownership. As of the date of this SAI, none of the portfolio managers owned shares of the Fund.

Portfolio Manager Compensation. The primary objectives of the Sub-Adviser’s compensation plans are to:

■	Motivate and reward superior investment and business performance

■	Motivate and reward continued growth and profitability

■	Attract and retain high-performing individuals critical to the on-going success of the Sub-Adviser

■	Create an ownership mentality for all plan participants

Cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred). Base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Sub-Adviser’s Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Sub-Adviser profitability. Therefore, all bonus awards are based initially on the Sub-Adviser’s financial performance. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

Participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

The Sub-Adviser’s Portfolio Managers responsible for managing the Funds are paid by the Sub-Adviser and not by the Funds. The same methodology described above is used to determine Portfolio Manager compensation with respect to the management of the Funds and other accounts. The Portfolio Managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Sub-Adviser employees. Certain Portfolio Managers may be eligible for additional retirement benefits under several supplemental retirement plans that the Sub-Adviser provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, Portfolio Managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under BNY Mellon Deferred Compensation Plan for Employees.

Description of Material Conflicts of Interest

Advisers are subject to certain fiduciary standards under federal law and owe clients an affirmative duty of utmost good faith to act solely in the best interests of the client and to make full and fair disclosure of all material facts, particularly where the adviser’s interests may conflict with the client’s best interest.

Performance Fees. The Portfolio Managers have entered into performance-based fee arrangements for certain client accounts and funds. Most of these arrangements provide for an asset-based management fee, based on the market value of the account at month end, quarter end or based on average market value, plus a performance fee based on the portfolio’s net return in excess of a specified benchmark and/or hurdle rate during a designated period of time. The performance is based on both realized and unrealized gains and losses. Some performance fee calculations include a high water mark, which keeps track of the highest level of performance on which a performance fee has been paid and which must be exceeded in order for an additional performance fee to be assessed. For more detailed information on how performance fees are calculated, please see the applicable private placement memorandum or your investment management agreement.

Side-by-Side Management. “Side-by-side management” refers to a Portfolio Manager’s simultaneous management of multiple types of client accounts/investment products. For example, the Portfolio Managers manage separate accounts, managed accounts/wrap-fee programs, and pooled investment vehicles for clients at the same time. The Portfolio Managers’ clients have a variety of investment objectives, policies, strategies, limitations, and restrictions. Side-by-side management gives rise to a variety of potential and actual conflicts of interest for the Portfolio Managers. Below is a discussion of the conflicts that the Portfolio Managers face when engaging in side-by-side management and how they deal with them. Note that certain of the Sub-Adviser’s employees are also officers or employees of one or more the Sub-Adviser’s affiliates (“dual officers”). These dual officers undertake investment management duties for the affiliates of which they are officers. When the Portfolio Managers concurrently manage client accounts/ investment products, and in particular when dual officers or dual employees are involved, this presents the same conflicts as described below. Note that Portfolio Managers manage their accounts consistent with applicable laws, and they follow procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being systematically favored or disadvantaged.

Conflicts of Interest Relating to Side-by-Side Management of Discretionary and Non-Discretionary Accounts. In limited circumstances, Portfolio Managers may provide to a third party for which they provide non-discretionary advisory services the same model portfolio used to manage certain of the Portfolio Managers’ clients’ accounts. In those cases where Portfolio Managers are implementing the model results for only a portion of the assets affected (for example, only the assets over which Portfolio Managers have discretionary management authority) and therefore, they cannot apply their internal trade allocation procedures, Portfolio Managers will (i) use reasonable efforts to agree on procedures with such non-discretionary clients designed to prevent one group of clients from receiving preferential trading treatment over another group, or (ii) determine that, due to the nature of the assets to be traded or the market on which they are traded, no client would likely be adversely affected if such procedures are not established.

Conflicts of Interest Relating to Performance-Based Fees When Engaging in Side-by-Side Management. Portfolio Managers manage accounts that are charged a performance-based fee and other accounts that are charged a different type of fee, such as a flat asset-based fee. Portfolio Managers have a financial incentive to favor accounts with performance-based fees because they (and the Sub-Adviser’s employees and supervised persons) may have an opportunity to earn greater fees on such accounts as compared to client accounts without performance-based fees. Thus, Portfolio Managers have an incentive to direct their best investment ideas to client accounts that pay performance-based fees, and to allocate, aggregate, or sequence trades in favor of such accounts. Portfolio Managers also have an incentive to give accounts with performance-based fees better execution and better brokerage commissions.

Conflicts of Interest Relating to Accounts with Different Strategies. Portfolio Managers manage numerous accounts with a variety of strategies, which may present conflicts of interest. For example, a long/short position in two client accounts simultaneously can result in a loss to one client based on a decision to take a gain in the other. Taking concurrent conflicting positions in certain derivative instruments can likewise cause a loss to one client and a gain to another. Portfolio Managers also may face conflicts of interest when they have uncovered option strategies and significant positions in illiquid securities in side-by-side accounts.

Conflicts of Interest Relating to the Management of Multiple Client Accounts. Portfolio Managers perform investment advisory services for various clients. Portfolio Managers may give advice and take action in the performance of their duties with respect to any of their other clients which may differ from the advice given, or the timing or nature of action taken, with respect another client. Portfolio Managers have no obligation to purchase or sell for a client any security or other property which they purchase or sell for their own account or for the account of any other client, if they believe it is undesirable or impractical to take such action. Portfolio Managers may give advice or take action in the performance of their duties with respect to any of their clients which may differ from the advice given, or the timing or nature of action taken, by their affiliates on behalf of their clients.

Conflicts of Interest Relating to Investment in Affiliated Accounts. To the extent permissible under applicable law, the Portfolio Managers may decide to invest some or all of their temporary investments in money market or similar accounts advised or managed by a BNY Mellon affiliate. In addition, the Portfolio Managers may invest client accounts in affiliated pooled vehicles. The Portfolio Managers have an incentive to allocate investments to these types of affiliated accounts in order to generate additional fees for themselves or their affiliates. In certain instances, Portfolio Managers may enter into revenue sharing arrangements with affiliates where they may receive a portion of the fee, or bill the full fee to the client and reimburse the affiliate. Portfolio Managers may also enter into wholesale arrangements with affiliates where they receive only a portion of the client fee. For certain accounts with affiliates, some of the fees, such as custody fees, may be waived or rebated.

Conflicts of Interest Relating to the Discretion to Redeem from and Invest in Pooled Investment Vehicles. The Portfolio Manager’s clients may give them discretion to allocate client assets to, and/or redeem client assets from, certain pooled investment vehicles they manage or sub-advise. Sometimes, such discretionary authority is restricted by asset allocation parameters which may limit the Portfolio Manager’s discretion to allocate to a percentage range of the value of a client’s account. When a client grants Portfolio Managers that discretion, a conflict could arise with respect to such client, and also with respect to other investors in such pooled investment vehicle. The Portfolio Managers may, for example, have an incentive to maintain a larger percentage of a client’s assets in a fund in order for such assets to act as seed capital, to increase the fund’s assets under management and thus, to make investment by other investors more attractive, or to maintain the continuity of a performance record if the client is the sole remaining investor. Likewise, as the manager or sub-adviser, they will have information that investors will not have about the investments held by a fund and about other investors’ intentions to invest or redeem. Such information could potentially be used to favor one investor over another.

Conflicts of Interest Relating to “Proprietary Accounts”. The Portfolio Managers, and the Sub-Adviser’s existing and future employees may from time to time invest in products managed by the Firm and they or related persons may establish “seeded” funds or accounts for the purpose of developing new investment strategies and products (collectively, “Proprietary Accounts”). Investment by the Sub-Adviser, or its employees in Proprietary Accounts that invest in the same securities as other client accounts may create conflicts of interest. Portfolio Managers have an incentive to favor these Proprietary Accounts by directing their best investment ideas to these accounts or allocating, aggregating, or sequencing trades in favor of such accounts, to the disadvantage of other accounts. Portfolio Managers also have an incentive to dedicate more time and attention to their Proprietary Accounts and to give them better execution and brokerage commissions than their other client accounts. The Portfolio Managers also may waive fees for Proprietary Accounts or for certain affiliated persons who invest in such Proprietary Accounts.

Valuations. A majority of the Sub-Adviser’s fees are based on the valuations provided by clients’ custodians or pooled accounts’ administrators. However, a conflict of interest may arise in overseeing the valuation of investments in the limited situations where the Sub-Adviser is involved in the determination of the valuation of an investment. In such circumstances, the Sub-Adviser requires, to the extent possible, pricing from an independent third party pricing vendor. If vendor pricing is unavailable, the Sub-Adviser then looks to other observable inputs for the valuations. In the event that a vendor price or other observable inputs are unavailable or deemed unreliable, the Sub-Adviser has established a Securities Pricing Committee to make a reasonable determination of a security’s fair value.

Other Conflicts of Interest. As noted previously, Portfolio Managers manage numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for the Portfolio Managers. For example, Portfolio Managers may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where multiple Sub-Adviser and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of the Portfolio Manager’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Portfolio Managers may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be Firm client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

Addressing Conflicts of Interest. Portfolio Managers have a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Sub-Adviser has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters). These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. The Sub-Adviser has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest and the corresponding compliance testing program established with the goal of confirming the Sub-Adviser’s adherence to such policies and procedures.

Codes of Ethics. The Trust, the Advisers and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Fund. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. State Street Bank and Trust Company (“State Street”) serves as administrator, custodian, transfer agent and securities lending agent for the Fund. State Street’s principal address is One Lincoln Street, Boston, Massachusetts 02110. Under the Fund Administration Agreement with the Trust, State Street provides certain administrative, legal, tax and financial reporting services for the maintenance and operations of the Trust and the Fund. Under the Master Custodian Agreement with the Trust, State Street acts as custodian of assets of the Trust, including securities which the Trust, on behalf of the Fund, desires to be held in places within the United States and securities it desires to be held outside the United States, and provides accounting and other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust and for the Fund. Also, under the Master Custodian Agreement, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as transfer agent for the authorized and issued shares of beneficial interest for the Fund, and as dividend disbursing agent of the Trust. State Street also provides services, as applicable, for any wholly-owned subsidiary of a WisdomTree Fund. As compensation for the foregoing services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust. State Street also serves as the Fund’s securities lending agent. As compensation for providing such services, State Street receives a portion of the income earned by the Fund in connection with the lending program. With respect to the foregoing agreements, the Trust has agreed to a limitation of liability for State Street and/or to indemnify State Street for certain liabilities. The Fund is new and the Adviser had not paid State Street any fees for services to the Fund as of the fiscal year ended June 30, 2015.

Distributor. Foreside Fund Services, LLC serves as Distributor for the Trust and its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the “Creation and Redemption of Creation Unit Aggregations” section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, or any stock exchange.

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

Intermediary Compensation. WisdomTree Asset Management or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. In addition, WisdomTree Asset Management and E*Trade Securities LLC (“ETS”) have entered into an agreement whereby ETS has agreed not to charge its customers any transaction fee or brokerage commission for the purchase of shares of the Fund made through ETS’s distribution system and to disclose that the Fund is sold with the fee waiver, and WisdomTree Asset Management has agreed to pay ETS during the term of the agreement an amount based on net purchases and sales of the Fund in the ETS distribution system. WisdomTree Asset Management has also agreed to make payments to Charles Schwab & Co., Inc. (“Schwab”) for the services described above including education costs and administrative costs with respect to applicable Funds made available and/or sold through the Schwab ETF OneSource platform. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus, and they do not change the price paid by investors for the purchase of the Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). WisdomTree Asset Management periodically assesses the advisability of continuing to make these payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by WisdomTree Asset Management or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of WisdomTree Funds.

If you have any additional questions, please call 1-866-909-9473.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including, but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, the Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant.

Brokerage Commissions. The Fund is new and had not paid any brokerage commissions as of the fiscal year ended June 30, 2015.

Affiliated Brokers. The Fund is new and had not paid any commissions to any affiliated brokers as of the fiscal year ended June 30, 2015.

Regular Broker-Dealers. The Fund is new and did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended June 30, 2015.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The Fund is new and therefore did not have a portfolio turnover rate for the fiscal year ended June 30, 2015.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series or “funds.” The Fund issues shares of beneficial interest, with $0.001 par value. The Board may establish additional funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds within the Trust vote together as a single class except that if the matter being voted on affects only a particular fund or if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of the Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Fund and beneficial owners of 10% of the shares of the Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in kind, for cash, or for a combination of cash and securities.

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. The foregoing processes may be conducted by the Trust via a third party.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of (i) the in-kind deposit of a designated portfolio of equity securities closely approximating the holdings of the Fund, and (ii) U.S. cash and/or non-U.S. currency (together, the “Deposit Securities”) and an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Fund may permit or require the submission of a basket of equity securities, non-U.S. currency or cash denominated in U.S. dollars that differs from the composition of the published basket. The Fund may permit or require the consideration for Creation Unit Aggregations to consist solely of cash or non-U.S. currency. The Fund reserves the right to permit or require the substitution of an amount of cash denominated in U.S. dollars or non-U.S. currency (i.e., a “cash in lieu” amount) to be added, at its discretion, to the Cash Component to replace any Deposit Security (typically 102%-110% of the value of any missing Deposit Security). For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be prohibited or restricted under applicable securities laws, or in certain other situations at the sole discretion of the Trust.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

The Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Deposit Securities are applicable, subject to any adjustments, as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes from time to time based on changes to the Fund’s underlying Index and other factors.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In each case, such entity must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (a “Participant Agreement”). A Participating Party or DTC Participant that has entered a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations must be received by the Distributor by the designated closing time, which is no later than the closing time of the regular trading session on the Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone, online portal or other transmission method acceptable to State Street and the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach State Street and the Distributor or an Authorized Participant. On days when the Listing Exchange or U.S. or non-U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Unit Aggregations of the Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor or State Street to transmit through State Street to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. The Fund reserves the right to settle transactions on a basis other than “T” plus three Business Days (i.e., days on which the NYSE is open) (“T+3”). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

On days when the Listing Exchange or U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if State Street does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an Additional Cash Deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with State Street the appropriate amount of federal funds by 2:00 p.m., Eastern time (or such other time as specified by the Trust), on the Settlement Date. If the Authorized Participant does not place its purchase order by the closing time or State Street does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with State Street, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the Additional Cash Deposit to purchase the missing Deposit Securities. The Trust may also require delivery of Deposit Securities prior to settlement date by the Authorized Participant in relation to certain international markets.

The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the Transmittal Date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Unit Aggregations of shares are available or specified for the Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by the Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor with respect to the Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, State Street, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, State Street or a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, State Street, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation/Redemption Transaction Fee. The Fund imposes a “Transaction Fee” or “CU Fee” on investors purchasing or redeeming Creation Units. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where the Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees for the Fund will differ from Transaction Fees for other WisdomTree Funds, depending on the transaction expenses related to the Fund’s portfolio securities, and will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The maximum Transaction Fee, as set forth in the table below for the Fund, may be charged in cases where the Fund permits cash or cash in lieu of Deposit Securities. Investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. Also, investors who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by the Fund.

The following table sets forth the standard and maximum creation and redemption Transaction Fees for the Fund. These fees may be changed by the Trust.

Fund	CU Fee*	Maximum CU Fee*
WisdomTree Dynamic Currency Hedged Japan Equity Fund	$3,250	$13,000

*	The Fund may charge, either in lieu of or in addition to the Transaction Fees, in the sole discretion of the Trust, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.0% of the net asset value per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

Placement of Redemption Orders for Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The consideration for redemption of Creation Unit Aggregations of the Fund generally consists of (i) a designated portfolio of equity securities that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If the requisite number of shares of the Fund is not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by State Street and marked-to-market daily, and that the fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by State Street according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to State Street by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to State Street prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by State Street on such Transmittal Date. If, however, a redemption order is submitted to State Street by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the Fund are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the Fund are delivered through DTC to State Street by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Listing Exchange is closed or that are otherwise not Business Days for the Fund, stockholders may not be able to redeem their Fund shares, or to purchase and sell Fund shares on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. The Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Fund will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS

The Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+3. The Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process that may be longer than seven calendar days for the Fund, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the accuracy of information set forth herein.

Redemptions. The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities comprise the Funds. In calendar year 2016, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for the Fund as follows:

2016

Country	Trade Date	Settlement Date	Number of Days to Settle
China	02/03/16	02/17/16	14
	02/04/16	02/18/16	14
	02/05/16	02/19/16	14
	04/27/16	05/09/16	12
	04/28/16	05/10/16	12
	04/29/16	05/11/16	12
	09/28/16	10/11/16	13
	09/29/16	10/12/16	13
	09/30/16	10/13/16	13

2016

Country	Trade Date	Settlement Date	Number of Days to Settle
Colombia	03/18/16	03/28/16	10

Indonesia	06/29/16	07/11/16	12
	06/30/16	07/12/16	12
	07/01/16	07/13/16	12

Ireland	12/21/16	12/29/16	8
	12/22/16	01/02/17	11

Israel	04/20/16	05/01/16	11
	04/21/16	05/02/16	11
	10/10/16	10/25/16	15
	10/13/16	10/26/16	13

Malaysia	07/01/16	07/11/16	10
	07/04/16	07/12/16	8
	07/05/16	07/13/16	8

Mexico	03/18/16	03/28/16	10

Pakistan	09/08/16	09/16/16	8
	09/09/16	09/19/16	10

Philippines	12/23/15	01/04/16	12
	12/28/15	01/05/16	8
	12/29/15	01/06/16	8

2016

Country	Trade Date	Settlement Date	Number of Days to Settle
Qatar	09/06/16	09/18/16	12
	09/07/16	09/19/16	12
	09/08/16	09/20/16	12

Serbia	04/26/16	05/04/16	8
	04/27/16	05/05/16	8
	04/28/16	05/06/16	8

South Africa	12/24/15	01/04/16	11
	12/28/15	01/05/16	8
	12/29/15	01/06/16	8
	12/30/15	01/07/16	8
	12/31/15	01/08/16	8
	03/14/16	03/22/16	8
	03/15/16	03/23/16	8
	03/16/16	03/24/16	8
	03/17/16	03/29/16	12
	03/18/16	03/30/16	12
	03/22/16	03/31/16	9
	03/23/16	04/01/16	9
	03/24/16	04/04/16	11
	04/20/16	04/28/16	8
	04/21/16	04/29/16	8
	04/22/16	05/03/16	11
	04/25/16	05/04/16	9
	04/26/16	05/05/16	9
	04/28/16	05/06/16	8
	04/29/16	05/09/16	10
	06/09/16	06/17/16	8
	06/10/16	06/20/16	10
	06/13/16	06/21/16	8
	06/14/16	06/22/16	8
	06/15/16	06/23/16	8
	08/02/16	08/10/16	8
	08/03/16	08/11/16	8
	08/04/16	08/12/16	8
	08/05/16	08/15/16	10
	08/08/16	08/16/16	8
	12/09/16	12/19/16	10
	12/12/16	12/20/16	8

2016

Country	Trade Date	Settlement Date	Number of Days to Settle
	12/13/16	12/21/16	8
	12/14/16	12/22/16	8
	12/15/16	12/28/16	13
	12/16/16	12/28/16	12
	12/19/16	12/29/16	10
	12/20/16	01/02/17	13
	12/21/16	01/03/17	13
	12/22/16	01/04/17	13
	12/28/16	01/05/17	8
	12/29/16	01/06/17	8

Sweden	12/30/15	01/07/16	8

Thailand	04/08/16	04/18/16	10
	04/11/16	04/19/16	8
	04/12/16	04/20/16	8

Turkey	07/01/16	07/11/16	10
	07/04/16	07/12/16	8
	09/08/16	09/19/16	11
	09/09/16	09/20/16	11

Ukraine	12/31/15	01/08/16	8

United Arab Emirates	09/07/16	09/15/16	8
	09/08/16	09/18/16	10

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company (RIC). The Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income.

Taxation of the Fund. If the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, the Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

The Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by the Fund will generally be subject to tax at regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when the Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For noncorporate shareholders, distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by the Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income. To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Since the Fund will invest primarily in investments other than the stock of U.S. corporations, the Fund does not expect a substantial portion of its dividends will qualify for the dividends-received deduction available to corporate shareholders.

Dividends and distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If the Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (the “IRS”).

Federal Tax Treatment of Certain Fund Investments. Transactions of the Fund in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, and/or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by the Fund.

The Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Certain Foreign Currency Tax Issues. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of the Fund’s income to be distributed to its shareholders as ordinary income.

The Fund’s gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. The Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

The Fund’s forward contracts may qualify as so-called “Section 1256 contracts” if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If the Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If the Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 contracts, such contracts would not be marked to market annually and the Fund would recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. The Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 contracts and are entered into by the Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Foreign Investments. Income received by the Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

If the Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

The Fund may be eligible to treat a PFIC as a “qualified electing fund” under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the Fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Additional Tax Information Concerning REITs. The Fund may invest in entities treated as REITs for U.S. federal income tax purposes. The Fund’s investments in REIT equity securities, if any, may at times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as the Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes – Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. The Fund does not intend to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in REMICs.

Non-U.S. Shareholders. In general, dividends, other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a non-U.S. person directly, would not be subject to withholding.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Ordinary dividends, redemption payments and certain Capital Gain Dividends paid after June 30, 2014 to a non-U.S. shareholder that fails to meet certain requirements or make certain required certifications are generally subject to withholding tax at a 30% rate. Under current IRS guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and when the shareholder’s account is or was opened. In general, withholding with respect to ordinary dividends began on July 1, 2014, although in many cases withholding on ordinary dividends will begin on a later date. Withholding on redemption payments and certain Capital Gain Dividends is currently scheduled to begin on January 1, 2019. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, described above, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash received by the Authorized Participant in the exchange, and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any cash paid for such Creation Units. All or a portion of any gain or loss recognized by an Authorized Participant exchanging a currency other than its functional currency for Creation Units may be treated as ordinary income or loss. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of any securities or non-U.S. currency received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that an Authorized Participant who does not mark-to-market its holdings may not be permitted to currently deduct losses realized upon an exchange of securities or non-U.S. currency for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency for U.S. federal income tax purposes who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency to pay expenses or acquire assets, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

Section 351. The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Certain Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting regulations. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating the Fund’s NAV, the Fund generally values: (i) equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) short-term debt securities with remaining maturities of 60 days or less at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. In addition, each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay out dividends, if any, on a quarterly basis but in any event no less frequently than annually. Nonetheless, the Fund might not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains, if any, to investors annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP with offices located at 1111 Pennsylvania Avenue NW, Washington DC 20004, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036 serves as the independent registered public accounting firm to the Trust.

WIS-SAI-076-0116

PART C. Other Information

Item 28. Exhibits

(a)(1)	Trust Instrument of WisdomTree Trust (the “Trust” or the “Registrant”) dated December 15, 2005 is incorporated herein by reference to Exhibit (a) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the U.S. Securities Exchange Commission (the “SEC”) on March 13, 2006.

(2)	Schedule A, as last revised January 5, 2016, to the Trust Instrument dated December 15, 2005 is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(3)	Revised Schedule A, reflecting the addition of WisdomTree Brazil Bond Fund, WisdomTree Global Quality Dividend Growth Fund, WisdomTree Global Hedged Quality Dividend Growth Fund, WisdomTree Europe Equity Fund, WisdomTree Japan Equity Fund and WisdomTree International Quality Dividend Growth Fund, to the Trust Instrument dated December 15, 2005, to be filed by amendment.

(4)	Certificate of Trust, as filed with the State of Delaware on December 15, 2005, is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(b)	Registrant’s By-Laws are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(c)	Portions of the Registrant’s Trust Instrument and By-Laws defining the rights of holders of shares of the Registrant are incorporated herein by reference to Article II, Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument dated December 15, 2005, filed as Exhibit (a)(1) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with SEC on March 13, 2006.

(d)(1)	Investment Advisory Agreement dated November 20, 2012 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(1) of the Registrant’s Post-Effective Amendment No. 142 filing, as filed with the SEC on December 28, 2012.

(2)	Schedule A, as revised January 31, 2013 (updated September 2014), to the Investment Advisory Agreement dated November 20, 2012 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(2) of the Registrant’s Post-Effective Amendment No. 382 filing, as filed with the SEC on December 16, 2014.

(3)	Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(3) of the Registrant’s Post-Effective Amendment No. 198 filing, as filed with the SEC on July 29, 2013.

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(4)	Schedule A, as last revised January 5, 2016, to the Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(5)	Revised Schedule A to the Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc., reflecting the addition of WisdomTree Brazil Bond Fund, WisdomTree Global Quality Dividend Growth Fund, WisdomTree Global Hedged Quality Dividend Growth Fund, WisdomTree Europe Equity Fund, WisdomTree Japan Equity Fund and WisdomTree International Quality Dividend Growth Fund, to be filed by amendment.

(6)	Amended and Restated Sub-Advisory Agreement dated January 1, 2013 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation is incorporated herein by reference to Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 144 filing, as filed with the SEC on January 11, 2013.

(7)	Appendices, as last amended, to the Amended and Restated Sub-Advisory Agreement dated January 1, 2013 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation are incorporated herein by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 382 filing, as filed with the SEC on December 16, 2014.

(8)	Appendix A, as last amended October 12, 2015, to the Amended and Restated Sub-Advisory Agreement dated January 1, 2013 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation is incorporated herein by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 475 filing, as filed with the SEC on October 30, 2015.

(9)	Revised Appendices to the Amended and Restated Sub-Advisory Agreement dated January 1, 2013 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation, reflecting the addition of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged Japan Equity Fund, and WisdomTree Dynamic Currency Hedged Europe Equity Fund, to be filed by amendment.

(10)	Amended and Restated Investment Sub-Advisory Agreement dated December 5, 2012 between WisdomTree Asset Management, Inc. and Western Asset Management Company, Western Asset Management Company Ltd., and Western Asset Management Company Pte., Ltd. is incorporated herein by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 144 filing, as filed with the SEC on January 11, 2013.

(11)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Brazil Bond Fund, and [SUB-ADVISER], to be filed by amendment.

(12)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Global Quality Dividend Growth Fund, and [SUB-ADVISER], to be filed by amendment.

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(13)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Global Hedged Quality Dividend Growth Fund, and [SUB-ADVISER], to be filed by amendment.

(14)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Dynamic Long/Short U.S. Equity Fund, and [SUB-ADVISER], to be filed by amendment.

(15)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Dynamic Bearish U.S. Equity Fund, and [SUB-ADVISER], to be filed by amendment.

(16)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Europe Equity Fund, and [SUB-ADVISER], to be filed by amendment.

(17)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Japan Equity Fund, and [SUB-ADVISER], to be filed by amendment.

(18)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree International Quality Dividend Growth Fund, and [SUB-ADVISER], to be filed by amendment.

(19)	Investment Advisory Agreement dated February 14, 2008 between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. is incorporated herein by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 14 filing, as filed with the SEC on April 4, 2008.

(20)	Form of Sub-Advisory Agreement dated November 20, 2012 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree India Investment Portfolio Inc., and Mellon Capital Management Corporation is incorporated herein by reference to Exhibit (d)(10) of the Registrant’s Post-Effective Amendment No. 142 filing, as filed with the SEC on December 28, 2012.

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(21)	Fee Waiver Agreement dated June 1, 2015 between the Registrant, on behalf of the WisdomTree International Hedged SmallCap Dividend Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(19) of the Registrant’s Post-Effective Amendment No. 415 filing, as filed with the SEC on June 1, 2015.

(22)	Fee Waiver Agreement dated April 1, 2015 between the Registrant, on behalf of the WisdomTree Japan Hedged Quality Dividend Growth Fund (formerly, WisdomTree Japan Hedged Dividend Growth Fund), and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(19) of the Registrant’s Post-Effective Amendment No. 445 filing, as filed with the SEC on July 29, 2015.

(23)	Fee Waiver Agreement dated May 20, 2015 between the Registrant, on behalf of the WisdomTree Japan Quality Dividend Growth Fund (formerly, WisdomTree Japan Dividend Growth Fund), and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(20) of the Registrant’s Post-Effective Amendment No. 445 filing, as filed with the SEC on July 29, 2015.

(24)	Fee Waiver Agreement dated July 1, 2015 between the Registrant, on behalf of the WisdomTree China ex-State-Owned Enterprises Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(21) of the Registrant’s Post-Effective Amendment No. 445 filing, as filed with the SEC on July 29, 2015.

(25)	Fee Waiver Agreement dated October 21, 2015 between the Registrant, on behalf of the WisdomTree Global ex-U.S. Hedged Real Estate Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(29) of the Registrant’s Post-Effective Amendment No. 473 filing, as filed with the SEC on October 23, 2015.

(26)	Fee Waiver Agreement dated October 21, 2015 between the Registrant, on behalf of the WisdomTree Europe Local Recovery Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(29) of the Registrant’s Post-Effective Amendment No. 474 filing, as filed with the SEC on October 23, 2015.

(27)	Fee Waiver Agreement dated December 10, 2015 between the Registrant, on behalf of the WisdomTree Dynamic Long/Short U.S. Equity Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(27) of the Registrant’s Post-Effective Amendment No. 490 filing, as filed with the SEC on December 10, 2015.

(28)	Fee Waiver Agreement dated December 10, 2015 between the Registrant, on behalf of the WisdomTree Dynamic Bearish U.S. Equity Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(28) of the Registrant’s Post-Effective Amendment No. 491 filing, as filed with the SEC on December 10, 2015.

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(29)	Fee Waiver Agreement dated May 1, 2015 between the Registrant, on behalf of the WisdomTree Western Asset Unconstrained Bond Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(29) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(30)	Fee Waiver Agreement dated June 24, 2015 between the Registrant, on behalf of the WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(30) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(31)	Fee Waiver Agreement dated December 10, 2015 between the Registrant, on behalf of the WisdomTree Bloomberg U.S. Floating Rate Treasury Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(31) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(32)	Fee Waiver Agreement dated December 10, 2015 between the Registrant, on behalf of the WisdomTree Strategic Corporate Bond Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(32) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(33)	Fee Waiver Agreement dated January 5, 2016 between the Registrant, on behalf of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged Japan Equity Fund and WisdomTree Dynamic Currency Hedged Europe Equity Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(33) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(e)(1)	Form of Distribution Agreement dated December 12, 2014 (effective January 1, 2015) between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(1) of the Registrant’s Post-Effective Amendment No. 382 filing, as filed with the SEC on December 16, 2014.

(2)	Tenth Amendment and Exhibit, dated December 12, 2015, to the Distribution Agreement dated December 12, 2014 between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(2) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(3)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(f)	Not applicable.

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(g)(1)	Master Custodian Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(1) of the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

(2)	Appendix A, as last revised December 10, 2015, to the Master Custodian Agreement, Administration Agreement and Transfer Agency Service Agreement, each dated September 27, 2013, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(2) of the Registrant’s Post-Effective Amendment No. 490 filing, as filed with the SEC on December 10, 2015.

(3)	Revised Appendix A, reflecting the addition of the WisdomTree Brazil Bond Fund, WisdomTree Global Quality Dividend Growth Fund, WisdomTree Global Hedged Quality Dividend Growth Fund, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund , WisdomTree Dynamic Currency Hedged Japan Equity Fund, WisdomTree Dynamic Currency Hedged Europe Equity Fund, WisdomTree Europe Equity Fund, WisdomTree Japan Equity Fund and WisdomTree International Quality Dividend Growth Fund, to the Master Custodian Agreement dated September 27, 2013, between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

(h)(1)	Administration Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

(2)	Transfer Agency and Service Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(5) of the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

(3)	Schedule A, as last revised December 10, 2015, to the Administration Agreement and Transfer Agency and Service Agreement, each dated September 27, 2013, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 490 filing, as filed with the SEC on December 10, 2015.

(4)	Revised Schedule A, reflecting the addition of the WisdomTree Brazil Bond Fund, WisdomTree Global Quality Dividend Growth Fund, WisdomTree Global Hedged Quality Dividend Growth Fund, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund , WisdomTree Dynamic Currency Hedged Japan Equity Fund, WisdomTree Dynamic Currency Hedged Europe Equity Fund, WisdomTree Europe Equity Fund, WisdomTree Japan Equity Fund and WisdomTree International Quality Dividend Growth Fund, to the Administration Agreement and Transfer Agency and Service Agreement each dated September 27, 2013, between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

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(5)	License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is incorporated herein by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 2 filing, as filed with the SEC on September 29, 2006.

(6)	Exhibit A, as last revised December 10, 2015, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is filed incorporated herein by reference to Exhibit (h)(6) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(7)	Revised Exhibit A, reflecting the addition of the WisdomTree Global Quality Dividend Growth Index, WisdomTree Global Hedged Quality Dividend Growth Index, WisdomTree Europe Equity Index, WisdomTree Japan Equity Index and WisdomTree International Quality Dividend Growth Index, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc., to be filed by amendment.

(8)	Securities Lending Authorization Agreement dated September 27, 2013, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(8) of the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

(9)	Seventh Amendment dated October 26, 2015 to the Securities Lending Authorization Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(9) of the Registrant’s Post-Effective Amendment No. 475 filing, as filed with the SEC on October 30, 2015.

(10)	Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (h)(10) of the Registrant’s Post-Effective Amendment No. 27 filing, as filed with the SEC on October 15, 2009.

(11)	Exhibit C, as last revised December 10, 2015, to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (h)(11) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(12)	Revised Exhibit C, reflecting the addition of WisdomTree Brazil Bond Fund, WisdomTree Global Quality Dividend Growth Fund, WisdomTree Global Hedged Quality Dividend Growth Fund, WisdomTree Europe Equity Fund, WisdomTree Japan Equity Fund and WisdomTree International Quality Dividend Growth Fund, to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc., to be filed by amendment.

(13)	Fund Services Agreement dated June 15, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (h)(11) of the Registrant’s Post-Effective Amendment No. 131 filing, as filed with the SEC on September 10, 2012.

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(14)	Exhibit A, as last revised December 10, 2015, to the Fund Services Agreement dated June 15, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (h)(14) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(15)	Revised Exhibit A, reflecting the addition of WisdomTree Brazil Bond Fund, WisdomTree Global Quality Dividend Growth Fund, WisdomTree Global Hedged Quality Dividend Growth Fund, WisdomTree Europe Equity Fund, WisdomTree Japan Equity Fund and WisdomTree International Quality Dividend Growth Fund, to the Fund Services Agreement dated June 15, 2009 between the Registrant and WisdomTree Asset Management, Inc., to be filed by amendment.

(16)	WisdomTree Rules-Based Earnings-Weighted Methodology, dated June 2014, is incorporated herein by reference to Exhibit (h)(16) of the Registrant’s Post-Effective Amendment No. 372 filing, as filed with the SEC on July 29, 2014.

(17)	WisdomTree Rules-Based Methodology (Domestic and International Dividend Indexes), dated June 2014, is incorporated herein by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 372 filing, as filed with the SEC on July 29, 2014.

(18)	WisdomTree Rules-Based Methodology (Global and Global ex-US Dividend Indexes), dated August 2015, is incorporated herein by reference to Exhibit (h)(18) of the Registrant’s Post-Effective Amendment No. 473 filing, as filed with the SEC on October 23, 2015.

(19)	WisdomTree Rules-Based Methodology (Emerging Market Earnings Indexes), dated June 2014, is incorporated herein by reference to Exhibit (h)(20) of the Registrant’s Post-Effective Amendment No. 372 filing, as filed with the SEC on July 29, 2014.

(20)	WisdomTree Rules-Based Methodology (Emerging Market Dividend Indexes), dated June 2014, is incorporated herein by reference to Exhibit (h)(21) of the Registrant’s Post-Effective Amendment No. 372 filing, as filed with the SEC on July 29, 2014.

(21)	WisdomTree Rules-Based Methodology (Global ex-US Dividend Growth Index), dated June 2014, is incorporated herein by reference to Exhibit (h)(22) of the Registrant’s Post-Effective Amendment No. 372 filing, as filed with the SEC on July 29, 2014.

(22)	WisdomTree Rules-Based Earnings-Weighted Value Index Methodology, dated June 2014, is incorporated herein by reference to Exhibit (h)(23) of the Registrant’s Post-Effective Amendment No. 372 filing, as filed with the SEC on July 29, 2014.

(23)	WisdomTree Rules-Based Methodology (Middle East Dividend Index), dated June 2014, is incorporated herein by reference to Exhibit (h)(24) of the Registrant’s Post-Effective Amendment No. 372 filing, as filed with the SEC on July 29, 2014.

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(24)	WisdomTree Rules-Based Methodology (Emerging Market Consumer Growth Index), dated June 2014, is incorporated herein by reference to Exhibit (h)(25) of the Registrant’s Post-Effective Amendment No. 372 filing, as filed with the SEC on July 29, 2014.

(25)	WisdomTree Rules-Based Methodology (WisdomTree China Dividend ex-Financials Index), dated June 2014, is incorporated herein by reference to Exhibit (h)(27) of the Registrant’s Post-Effective Amendment No. 372 filing, as filed with the SEC on July 29, 2014.

(26)	WisdomTree Rules-Based Methodology (Hedged Equity Indexes), dated May 2015, is incorporated herein by reference to Exhibit (h)(28) of the Registrant’s Post-Effective Amendment No. 415 filing, as filed with the SEC on June 1, 2015.

(27)	WisdomTree Rules-Based Methodology (WisdomTree Europe Local Recovery), is incorporated herein by reference to Exhibit (h)(27) of the Registrant’s Post-Effective Amendment No. 474 filing, as filed with the SEC on October 23, 2015.

(28)	WisdomTree Rules-Based Methodology (WisdomTree Hedged and Unhedged Equity Indexes: Global SmallCap Dividend Index and Global Hedged SmallCap Dividend Index), is incorporated herein by reference to Exhibit (h)(28) of the Registrant’s Post-Effective Amendment No. 475 filing, as filed with the SEC on October 30, 2015.

(29)	WisdomTree Index Methodology (WisdomTree Japan Interest Rate Strategy Index), dated December 2013, is hereby incorporated by reference to Exhibit (h)(31) of the Registrant’s Post-Effective Amendment No. 272 filing, as filed with the SEC on December 16, 2013.

(30)	WisdomTree Index Methodology (WisdomTree Japan Hedged Sector Indexes: Health Care; Capital Goods; Tech, Media and Telecom; Financials; and Real Estate), dated June 2014, is incorporated herein by reference to Exhibit (h)(28) of the Registrant’s Post-Effective Amendment No. 372 filing, as filed with the SEC on July 29, 2014.

(31)	WisdomTree Index Methodology (WisdomTree Emerging Markets ex-State-Owned Enterprises Index and WisdomTree China ex-State-Owned Enterprises Index), dated June 2015, is incorporated herein by reference to Exhibit (h)(31) of the Registrant’s Post-Effective Amendment No. 445 filing, as filed with the SEC on July 29, 2015.

(32)	WisdomTree Index Methodology (Dollar Equity Funds: WisdomTree Strong Dollar U.S. Equity Fund, WisdomTree Strong Dollar Emerging Markets Equity Fund and WisdomTree Weak Dollar U.S. Equity Fund), dated June 2015, is incorporated herein by reference to Exhibit (h)(33) of the Registrant’s Post-Effective Amendment No. 445 filing, as filed with the SEC on July 29, 2015.

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(33)	WisdomTree Index Methodology (WisdomTree Dynamic Long/Short U.S. Equity Index and WisdomTree Dynamic Bearish U.S. Equity Index), dated September 2015, is incorporated herein by reference to Exhibit (h)(34) of the Registrant’s Post-Effective Amendment No. 490 filing, as filed with the SEC on December 10, 2015.

(34)	WisdomTree Index Methodology (WisdomTree Dynamic Hedged/Unhedged Equity Indexes: WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged Japan Equity Fund and WisdomTree Dynamic Currency Hedged Europe Equity Fund), dated December 2015, is incorporated herein by reference to Exhibit (h)(35) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(35)	WisdomTree Rules-Based Methodology (WisdomTree Global Hedged Quality Dividend Growth Fund), to be filed by amendment.

(36)	WisdomTree Index Methodology (WisdomTree Brazil Bond Fund), to be filed by amendment.

(37)	WisdomTree Index Methodology (WisdomTree Europe Equity Fund), to be filed by amendment.

(38)	WisdomTree Index Methodology (WisdomTree Japan Equity Fund), to be filed by amendment.

(39)	WisdomTree Index Methodology (WisdomTree International Quality Dividend Growth Fund), to be filed by amendment.

(i)(1)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree International Hedged SmallCap Dividend Fund, is incorporated herein by reference to Exhibit (i)(18) of the Registrant’s Post-Effective Amendment No. 415 filing, as filed with the SEC on June 1, 2015.

(2)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Global ex-U.S. Hedged Dividend Fund, is incorporated herein by reference to Exhibit (i)(19) of the Registrant’s Post-Effective Amendment No. 416 filing, as filed with the SEC on June 1, 2015.

(3)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree CBOE S&P 500 Put Write Strategy Fund, is incorporated herein by reference to Exhibit (i)(21) of the Registrant’s Post-Effective Amendment No. 433 filing, as filed with the SEC on June 24, 2015.

(4)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree International Hedged Equity Fund, is incorporated herein by reference to Exhibit (i)(22) of the Registrant’s Post-Effective Amendment No. 434 filing, as filed with the SEC on June 24, 2015.

(5)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Strong Dollar U.S. Equity Fund, is incorporated herein by reference to Exhibit (i)(23) of the Registrant’s Post-Effective Amendment No. 440 filing, as filed with the SEC on July 16, 2015.

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(6)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Weak Dollar U.S. Equity Fund, is incorporated herein by reference to Exhibit (i)(24) of the Registrant’s Post-Effective Amendment No. 441 filing, as filed with the SEC on July 16, 2015.

(7)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. Equity Funds and WisdomTree International Equity Funds, is incorporated herein by reference to Exhibit (i)(10) of the Registrant’s Post-Effective Amendment No. 445 filing, as filed with the SEC on July 29, 2015.

(8)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Strong Dollar Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (i)(11) of the Registrant’s Post-Effective Amendment No. 472 filing, as filed with the SEC on October 23, 2015.

(9)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Global ex-U.S. Hedged Real Estate Fund, is incorporated herein by reference to Exhibit (i)(12) of the Registrant’s Post-Effective Amendment No. 473 filing, as filed with the SEC on October 23, 2015.

(10)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Europe Local Recovery Fund, is incorporated herein by reference to Exhibit (i)(13) of the Registrant’s Post-Effective Amendment No. 474 filing, as filed with the SEC on October 23, 2015.

(11)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Global SmallCap Dividend Fund, is incorporated herein by reference to Exhibit (i)(14) of the Registrant’s Post-Effective Amendment No. 475 filing, as filed with the SEC on October 30, 2015.

(12)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Global Hedged SmallCap Dividend Fund, is incorporated herein by reference to Exhibit (i)(15) of the Registrant’s Post-Effective Amendment No. 476 filing, as filed with the SEC on November 2, 2015.

(13)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Dynamic Long/Short U.S. Equity Fund, is incorporated herein by reference to Exhibit (i)(16) of the Registrant’s Post-Effective Amendment No. 490 filing, as filed with the SEC on December 10, 2015.

(14)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Dynamic Bearish U.S. Equity Fund, is incorporated herein by reference to Exhibit (i)(17) of the Registrant’s Post-Effective Amendment No. 491 filing, as filed with the SEC on December 10, 2015.

(15)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Currency Income Funds, WisdomTree Fixed Income Funds and WisdomTree Alternative Funds, is incorporated herein by reference to Exhibit (i)(15) of the Registrant’s Post-Effective Amendment No. 497 filing, as filed with the SEC on December 16, 2015.

11

(16)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, is incorporated herein by reference to Exhibit (i)(16) of the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

(17)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Dynamic Currency Hedged International Equity Fund, is incorporated herein by reference to Exhibit (i)(17) of the Registrant’s Post-Effective Amendment No. 502 filing, as filed with the SEC on January 5, 2016.

(18)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Dynamic Currency Hedged Japan Equity Fund, is filed herewith.

(19)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Brazil Bond Fund, to be filed by amendment.

(20)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Global Quality Dividend Growth Fund, to be filed by amendment.

(21)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Global Hedged Quality Dividend Growth Fund, to be filed by amendment.

(22)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Dynamic Currency Hedged Europe Equity Fund, to be filed by amendment.

(23)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Europe Equity Fund, to be filed by amendment.

(24)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Japan Equity Fund, to be filed by amendment.

(25)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree International Quality Dividend Growth Fund, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to Exhibit (l) of the Registrant’s Pre-Effective Amendment No. 2 filing, as filed with the SEC on June 9, 2006.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

12

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of the Registrant’s Post-Effective Amendment No. 27 filing, as filed with the SEC on October 15, 2009.

(2)	Code of Ethics of WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(3)	Code of Ethics of BNY Mellon is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(4)	Code of Ethics of Western Asset Management Company is incorporated herein by reference to Exhibit (p)(5) of the Registrant’s Post-Effective Amendment No. 97 filing, as filed with the SEC on February 9, 2012.

(5)	Reserved.

(6)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Brazil Bond Fund, to be filed by amendment.

(7)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Global Quality Dividend Growth Fund, to be filed by amendment.

(8)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Global Hedged Quality Dividend Growth Fund, to be filed by amendment.

(9)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Dynamic Currency Hedged Europe Equity Fund, to be filed by amendment.

(10)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Europe Equity Fund, to be filed by amendment.

(11)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Japan Equity Fund, to be filed by amendment.

(12)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree International Quality Dividend Growth Fund, to be filed by amendment.

(q) (1)	Powers of Attorney for David Castano, Joel Goldberg, Toni Massaro, Jonathan Steinberg and Victor Ugolyn are incorporated herein by reference to Exhibit (q) of the Registrant’s Post-Effective Amendment No. 222 filing, as filed with the SEC on September 24, 2013.

(2)	Powers of Attorney for David Chrencik and Melinda Raso Kirstein are incorporated herein by reference to Exhibit (q)(1) of the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

(3)	Secretary’s Certificate related to certain signatory authority is incorporated herein by reference to Exhibit (r) of the Registrant’s Post-Effective Amendment No. 222 filing, as filed with the SEC on September 24, 2013.

13

Item 29. Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 1. Limitation of Liability.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. Indemnification.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

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(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who has been adjudicated by a court or body before which the proceeding was brought:

(A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or

(B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

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Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 245 Park Avenue, 35th Floor, New York, NY 10167, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as investment adviser for each series of the Trust. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also generally have substantial responsibilities (as noted below) as directors and/or officers of WisdomTree Investments, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167. To the knowledge of the Registrant, except as set forth below or otherwise disclosed in the Prospectus or Statement of Additional Information as noted above, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

16

Name	Position with WTAM	Principal Business(es) During Last Two Fiscal Years
Jonathan Steinberg	Chief Executive Officer, President, and Director	Dual officer/director of WisdomTree Investments, Inc.

Bruce Lavine	Director and Vice Chairman	Dual officer/director of WisdomTree Investments, Inc.

Peter Ziemba	Chief Legal Officer and EVP of Business and Legal Affairs	Dual officer of WisdomTree Investments, Inc.

Amit Muni	Chief Financial Officer and EVP of Finance	Dual officer of WisdomTree Investments, Inc.

Luciano Siracusano	Chief Investment Strategist and EVP of Sales	Dual officer of WisdomTree Investments, Inc.

Gregory Barton	Chief Operating Officer and EVP of Operations	Dual officer of WisdomTree Investments, Inc.

Terry Feld	Chief Compliance Officer	None

Ryan Louvar	General Counsel	None

WTAM, with the approval of the Trust’s Board of Trustees, selects the sub-adviser for each of the Trust’s series, as applicable. Western Asset Management Company (“Western Asset Management”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) and Western Asset Management Company Ltd. (“Western Asset Japan”) serve as sub-advisers for the Trust’s WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Strategic Corporate Bond Fund, WisdomTree Brazil Real Strategy Fund, WisdomTree Global Real Return Fund, and WisdomTree Japan Interest Rate Strategy Fund. Mellon Capital Management Corporation serves as sub-adviser for each other series of the Trust.To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of the sub-advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Mellon Capital Management Corporation

Name	Position Held with Mellon Capital Management Corporation	Principal Business(es) During the Last Two Fiscal Years
William Fouse	Board of Directors, Chairman Emeritus	None

David Kwan	Managing Director, Head of Fixed Income Management	Dual officer of The Bank of New York

Thomas Loeb	Board of Directors, Chairman Emeritus	Dual officer of The Bank of New York

Gabriella Parcella	Chairman, President, Chief Executive Officer	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Linda Lillard	Executive Vice President, Chief Operating Officer	Dual officer of The Bank of New York

Chris Appler	Managing Director, Chief Compliance Officer	Dual officer of The Bank of New York

17

Name	Position Held with Mellon Capital Management Corporation	Principal Business(es) During the Last Two Fiscal Years
Sinead Colton	Managing Director, Head of Investment Strategy	None

William S. Cazalet	Managing Director, Head of Active Equity Strategies	Employee of The Dreyfus Corporation

Ronald P. Gala	Managing Director, Senior Portfolio Manager	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Keiko Kai	Managing Director, Head of International Consumer, Institutional and Sovereign Wealth	Dual officer of The Bank of New York

Karen Wong	Managing Director, Head of Equity Portfolio Management	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Jeffrey Zhang	Executive Vice President, Chief Investment Officer	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

David Manuel	Director, Chief Financial Officer	None

Rose Huening-Clark	Managing Director, Head of Global Client Experience and Solutions Delivery	Dual officer of The Bank of New York

Mitchell Harris	Board of Directors

Alcentra Investments Limited – Director, President, Alcentra NY, LLC – Manager (Board)

Alcentra US, Inc. – Director

Alternative Holdings I, LLC – Manager (Board), President

Alternative Holdings II, LLC – Manager (Board), President

Amherst Capital Management LLC – Manager (Board)BNY Alcentra Group Holdings, Inc. – Director

BNY Mellon Asset Management Operations LLC – Executive Chairman, Manager (Board)

BNY Mellon International Asset Management (Holdings) Limited – Director

BNY Mellon International Asset Management (Holdings) No. 1 Limited – Director

BNY Mellon International Asset Management Group Limited – Director

18

Name	Position Held with Mellon Capital Management Corporation	Principal Business(es) During the Last Two Fiscal Years

BNY Mellon Investment Management Europe Holdings Limited – Director

Cutwater Asset Management Corp. – Director

Cutwater Investor Services Corp. – Director

Cutwater Holdings, LLC – Manager (Board)

BNY Mellon, National Association – Senior Executive Vice President

BNYM RECAP Holdings, LLC – Manager (Board)

EACM Advisors LLC – Manager (Board)

Insight Investment Funds Management Limited – Director

Insight Investment Management (Global) Limited – Director

Insight Investment Management Limited – Director

MAM (MA) Holding Trust – President, Trustee

Newton Capital Management Limited – Director

Newton Investment Management Limited – Director

Pareto Investment Management Limited – Director

Pareto New York LLC – Manager (Board)

Standish Mellon Asset Management Company LLC – Manager (Board)

The Bank of New York Mellon – Senior Executive Vice President

The Boston Company Asset Management, LLC – Manager (Board)

Walter Scott & Partners Limited – Director

19

Name	Position Held with Mellon Capital Management Corporation	Principal Business(es) During the Last Two Fiscal Years
David Dirks	Managing Director, Head of North American Institutional	Dual officer of The Bank of New York

Vassilis Dagioglu	Managing Director, Head of Asset Allocation Portfolio Management	Dual officer of The Bank of New York

Anjun Zhou	Managing Director, Head of Multi-Asset Research	None

Nicholas Fohl	Managing Director, Chief Administrative Officer, IT Infrastructure and Office Management	None

Richard Watson	Executive Vice President, Head of Global Distribution	Dual officer of The Bank of New York

Sheryl Linck	Managing Director, Head of North American Consumer Solutions	Dual officer of The Bank of New York

Brett Thunstrom	Managing Director, Head of Global Trading	Dual officer of The Bank of New York

Thomas Durante	Managing Director, Senior Portfolio Manager	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Zandra Zelaya	Managing Director, Senior Portfolio Manager	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Charles Dolan	Board of Directors	BNY Mellon Asset Management – Chief Strategist of Fixed Income, Cash, & Currency

Mark Santero	Board of Directors

Alcentra NY, LLC – Manager

Alcentra US, Inc. – Director

BNY Mellon Investment Management – Chief Operating Officer

Standish Mellon Asset Management Company – Manager

The Boston Company Asset Management, LLC – Manager

20

Western Asset Management (WAM)

Name	Position Held with Western Asset Management	Principal Business(es) During the Last Two Fiscal Years
James W. Hirschmann III	Chief Executive Officer and President	Officer, Western Asset Management Company (WAM)

Jeffery A. Nattans	Non-Western Asset Employee

Executive Vice President, Legg Mason, Inc.

Director, Barrett Associates, Inc.

Director, Legg Mason Fund Asset Management, Inc. (fka ClearBridge Asset Management Inc.)

Director, LMOBC, INC.

Director, PERMAL Group Limited

Director, QS Batterymarch Financial Management, Inc.

Manager, Clearbridge Investments, LLC

Manager, Clearbridge, LLC(fka Legg Mason Capital Management, LLC)

Manager, Legg Mason Private Portfolio Group, LLC

Manager, Pelican Holdings I, LLC (fka PCM Holdings I, LLC)

Manager, Pelican Holdings II, LLC (fka PCM Holdings II, LLC)

Manager, QS Investors Holdings, LLC

Manager, QS Legg Mason Global Asset Allocation, LLC

Manager, Royce & Associates, LLC

F. Barry Bilson	Non-Western Asset Employee	Senior Vice President, Legg Mason, Inc. Director, Permal Group Limited Manager, Royce & Associates, LLC Manager, Legg Mason Clearbridge Holdings, LLC

Bruce D. Alberts	Chief Financial Officer	None

Brett B. Canon	Director of Risk Management and Operations	None

Daniel E. Giddings	Assistant Secretary	None

James W. Hirschmann III	Chief Executive Officer and President	Director, Western Asset Management Company (WAM)

James J. Flick	Director of Global Client Service and Marketing	None

Gavin L. James	Director of Portfolio Operations	None

21

Name	Position Held with Western Asset Management	Principal Business(es) During the Last Two Fiscal Years
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Director, Western Asset Holdings (Australia) Pty Ltd (WAMCO Hldgs Australia)

Director, Western Asset Management Company Pty Ltd (Australia)

Director, Western Asset Management Company Limited (WAMCL)

Director, Western Asset Management Company Ltd (Japan)

Director, Western Asset Management Company Pte Ltd (Singapore)

Western Asset Management Company Limited (WAMCL)

Name	Position Held with Western Asset London	Principal Business(es) During the Last Two Fiscal Years
Charles A. Ruys de Perez	General Counsel and Head of Legal and Compliance

Director, Western Asset Holdings (Australia) Pty Ltd. (WAMCO Hldgs Australia)

Director, Western Asset Management Company Pty Ltd. (Australia)

Director, Western Asset Management Company Ltd. (Japan)

Director, Western Asset Management Company Pte Ltd. (Singapore)

Officer, Western Asset Management Company (WAM)

Michael B. Zelouf	Director of London Operations	Director, Western Asset Management (UK) Holdings Limited (WAMCO Hldings Ltd)

Thomas Merchant	Non-Western Asset Employee	General Counsel – Legg Mason Member, Legg Mason Political Action Committee (“PAC”)

Kate Blackledge	Secretary	Secretary, Western Asset Management (UK) Holdings Limited (WAMCO Hldgs Ltd)

Western Asset Management Company Pte. Ltd. (Singapore)

Name	Position Held with Western Asset Singapore	Principal Business(es) During the Last Two Fiscal Years
Charles A. Ruys de Perez	General Counsel and Head of Legal and Compliance (WAM)	Director, Western Asset Holdings (Australia) Pty Ltd (WAMCO Hldgs Australia) Director, Western Asset Management Company Pty Ltd (Australia)

22

Name	Position Held with Western Asset Singapore	Principal Business(es) During the Last Two Fiscal Years
Director, Western Asset Management Company Limited (WAMCL) Director, Western Asset Management Company Ltd (Japan) Officer, Western Asset Management Company (WAM)

Alvin Lee Lip Sin	Head of Legal and Compliance, Singapore	Officer, Western Asset Management Company Pte Ltd (Singapore)

Joseph P. LaRocque	Non-Western Asset Employee

Managing Director-Legg Mason & Company

Director, Brandywine Global Investment Management (Asia) Pte. Ltd.

Director, Brandywine Global Investment Management (Canada), ULC

Director, Brandywine Global Investment Management (Europe) Limited

Director, Brandywine (UK) Holdings Limited

Director, Legg Mason Asset Management Hong Kong Limited

Director, Legg Mason Asset Management Australia Limited

Director, Legg Mason Asset Management Singapore Pte. Limited

Director, Legg Mason Canada Holdings, Ltd.

Director, Legg Mason International Equities (Hong Kong) Limited

Director, Legg Mason Investment Funds Limited

Director, Legg Mason Investments (Europe) Limited

Director, Legg Mason Investments (Ireland) Limited

Director, Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna

Director, Martin Currie Limited

Director, Martin Currie (Holdings) Limited

Director, QS Batterymarch Financial Management, Inc.

Director, Western Asset Management Company Ltd (Japan)

Director, Western Asset Management Company Pty Ltd (Australia)

Manager, QS Investors Holdings, LLC

Manager, QS Legg Mason Global Asset Allocation, LLC

23

Name	Position Held with Western Asset Singapore	Principal Business(es) During the Last Two Fiscal Years
Hui Kwoon Thor	Finance Manager	None

Henry H. Hamrock	Head of Singapore Operations	None

Alvin Lee Lip Sin	Secretary	Director, Western Asset Management Company Pte Ltd (Singapore)
Western Asset Management Company Ltd. (Japan)
Name	Position Held with Western Asset Japan	Principal Business(es) During the Last Two Fiscal Years
Takashi Komatsu	Head of Legal and Compliance, Japan	None

Naoya Orime	Head of Tokyo Operations	Officer, Western Asset Management Company Ltd (Japan)

Charles A. Ruys de Perez	General Counsel and Head of Legal and Compliance (WAM)	Director, Western Asset Holdings (Australia) Pty Ltd (WAMCO Hldgs Australia) Director, Western Asset Management Company Pty Ltd (Australia) Director, Western Asset Management Company Limited (WAMCL) Director, Western Asset Management Company Pte Ltd (Singapore) Officer, Western Asset Management Company (WAM)

Joseph P. LaRocque	Non-Western Asset Employee

Managing Director – Legg Mason & Company

Director, Brandywine Global Investment Management (Asia) Pte. Ltd.

Director, Brandywine Global Investment Management (Canada), ULC

Director, Brandywine Global Investment Management (Europe) Limited

Director, Brandywine (UK) Holdings Limited

Director, Legg Mason Asset Management Hong Kong Limited

Director, Legg Mason Asset Management Australia Limited

24

Name	Position Held with Western Asset Japan	Principal Business(es) During the Last Two Fiscal Years

Director, Legg Mason Asset Management Singapore Pte. Limited

Director, Legg Mason Canada Holdings Ltd.

Director, Legg Mason International Equities (Hong Kong) Limited

Director, Legg Mason Investment Funds Limited

Director, Legg Mason Investments (Europe) Limited

Director, Legg Mason Investments (Ireland) Limited

Director, Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna

Director, Martin Currie Limited

Director, Martin Currie (Holdings) Limited

Director, QS Batterymarch Financial Management, Inc.

Director, Western Asset Management Company Pte Ltd (Singapore)

Director, Western Asset Management Company Pty Ltd (Australia)

Manager, QS Investors Holdings, LLC

Manager, QS Legg Mason Global Asset Allocation, LLC

Yasuaki Sudo	Finance Manager	None

Naoya Orime	Head of Tokyo Operations	Director, Western Asset Management Company Ltd (Japan)

[Item 31 information for WisdomTree Brazil Bond Fund, WisdomTree Global Quality Dividend Growth Fund, WisdomTree Global Hedged Quality Dividend Growth Fund, WisdomTree Dynamic Currency Hedged Europe Equity Fund, WisdomTree Europe Equity Fund, WisdomTree Japan Equity Fund and WisdomTree International Quality Dividend Growth Fund, to be filed by amendment].

Item 32. Foreside Fund Services, LLC

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. Absolute Shares Trust

2. AdvisorShares Trust

3. ALTMFX Trust

4. American Beacon Funds

5. American Beacon Select Funds

25

6. Archstone Alternative Solutions Fund

7. Ark ETF Trust

8. Avenue Mutual Funds Trust

9. BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios

10. BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios

11. Bridgeway Funds, Inc.

12. Calamos ETF Trust

13. Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust

14. Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

15. Context Capital Funds

16. CornerCap Group of Funds

17. Corsair Opportunity Fund

18. Direxion Shares ETF Trust

19. Evanston Alternative Opportunities Fund

20. Exchange Listed Funds Trust

21. FlexShares Trust

22. Forum Funds

23. Forum Funds II

24. FQF Trust

25. FSI Low Beta Absolute Return Fund

26. Gottex Trust

27. Henderson Global Funds

28. Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

29. Horizons ETF Trust

30. Infinity Core Alternative Fund

31. Ironwood Institutional Multi-Strategy Fund LLC

32. Ironwood Multi-Strategy Fund LLC

33. John Hancock Exchange-Traded Fund Trust

34. Little Harbor Multistrategy Composite Fund

35. Manor Investment Funds

36. Montage Managers Trust

37. Palmer Square Opportunistic Income Fund

38. PENN Capital Funds Trust

39. Performance Trust Mutual Funds, Series of Trust for Professional Managers

40. Pine Grove Alternative Fund

41. Pine Grove Alternative Institutional Fund

42. Plan Investment Fund, Inc.

43. PMC Funds, Series of Trust for Professional Managers

44. Precidian ETFs Trust

45. Quaker Investment Trust

46. Recon Capital Series Trust

47. Renaissance Capital Greenwich Funds

48. Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

49. Salient MF Trust

50. SharesPost 100 Fund

51. Sound Shore Fund, Inc.

52. Steben Alternative Investment Funds

53. Steben Select Multi-Strategy Fund

54. The 504 Fund

55. The Roxbury Funds

26

56. TIFF Investment Program, Inc.

57. Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust

58. TrimTabs ETF Trust

59. Turner Funds

60. West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

61. Wintergreen Fund, Inc.

62. WisdomTree Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100,	President	None
Portland, ME 04101
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100,	Secretary	None
Portland, ME 04101
Nanette K. Chern	Three Canal Plaza, Suite 100,	Vice President and Chief Compliance	None
	Portland, ME 04101	Officer
Paula R. Watson	Three Canal Plaza, Suite 100,	Assistant Secretary	None
Portland, ME 04101
(c)	Not applicable.

Item 33. Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 245 Park Avenue, 35th Floor, New York, NY 10167.

(b)	WTAM maintains all Records relating to its services as investment adviser to the Registrant at 245 Park Avenue, 35th Floor, New York, New York 10167.

(c)	Mellon Capital Management Corporation maintains all Records relating to its services as sub-adviser at 50 Fremont Street, Suite 3900, San Francisco, California 94105.

(d)	Western Asset Management Company maintains all Records relating to its services as sub-adviser at 385 E. Colorado Boulevard, Pasadena, California 91101 and at local offices, as applicable, identified in Item 31.

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(e)	Foreside Fund Services, LLC maintains all Records relating to its services as Distributor of the Registrant at Three Canal Plaza, Suite 100, Portland, Maine 04101.

(f)	State Street Bank and Trust Company maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116 and 1200 Crown Colony Drive, Quincy, Massachusetts 02189.

[Location of Accounts and Records for WisdomTree Brazil Bond Fund, WisdomTree Global Quality Dividend Growth Fund, WisdomTree Global Hedged Quality Dividend Growth Fund, WisdomTree Dynamic Currency Hedged Europe Equity Fund, WisdomTree Europe Equity Fund, WisdomTree Japan Equity Fund and WisdomTree International Quality Dividend Growth Fund Sub-Advisers to be included by amendment].

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act has duly caused this Post-Effective Amendment No. 503 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 5th day of January, 2016.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 503 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg* Jonathan Steinberg	President (Principal Executive Officer) and Trustee	January 5, 2016

/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	January 5, 2016

/s/ David Chrencik* David Chrencik	Trustee	January 5, 2016

/s/ Joel Goldberg* Joel Goldberg	Trustee	January 5, 2016

/s/ Toni Massaro* Toni Massaro	Trustee	January 5, 2016

/s/ Melinda Raso Kirstein* Melinda Raso Kirstein	Trustee	January 5, 2016

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	January 5, 2016

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)

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Exhibit Index

Exhibit Number	Exhibit

(i)(18)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Dynamic Currency Hedged Japan Equity Fund

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